Schwab Investments
Schwab Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.6% OF NET ASSETS
ALABAMA 3.5%
Auburn University
Refunding RB Series 2025B	5.00%	06/01/29	500,000	540,755
Refunding RB Series 2025B	5.00%	06/01/30	1,000,000	1,103,365
Refunding RB Series 2025B	5.00%	06/01/31	1,000,000	1,124,596
Refunding RB Series 2025B	5.00%	06/01/32 (a)	1,000,000	1,142,201
Black Belt Energy Gas District
RB Series 2024B	5.00%	10/01/55 (a)(b)	2,500,000	2,703,718
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	2,000,000	2,019,905
Refunding RB Series 2025D	5.00%	12/01/55 (a)(b)	2,000,000	2,168,815
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.25%	10/01/49 (b)	1,500,000	1,560,256
Energy Southeast A Cooperative District
RB Series 2024B	5.25%	07/01/54 (a)(b)	2,000,000	2,175,723
Southeast Alabama Gas Supply District
Refunding RB Series 2024B	5.00%	06/01/49 (a)(b)	1,500,000	1,609,780
Southeast Energy Authority A Cooperative District
RB Series 2021B	4.00%	12/01/51 (a)(b)	2,000,000	2,040,745
RB Series 2022A-1	5.50%	01/01/53 (a)(b)	2,000,000	2,149,915
				20,339,774
ARIZONA 0.9%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	2.85%	01/01/46 (b)(c)(d)	595,000	595,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/28 (b)	2,500,000	2,609,418
Salt River Project Agricultural Improvement & Power District
RB Series 2025A	5.00%	01/01/50 (b)	2,000,000	2,089,764
				5,294,182
ARKANSAS 0.2%
Beaver Water District of Benton & Washington Counties
RB Series 2025	5.00%	04/15/35 (b)	500,000	560,039
RB Series 2025	4.50%	04/15/42 (b)	500,000	513,950
				1,073,989

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CALIFORNIA 6.6%
Antelope Valley Community College District
GO Bonds Series 2025D	4.66%	08/01/45 (b)(e)	1,000,000	405,878
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	3,000,000	3,195,601
RB Series 2024C	5.00%	08/01/55 (a)(b)	1,000,000	1,062,958
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	2,000,000	2,089,684
California Public Finance Authority
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.38%	06/01/59 (b)	4,655,000	4,454,498
California State University
Refunding RB Series 2025A	4.63%	11/01/56 (b)	1,500,000	1,536,631
California Statewide Communities Development Authority
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (b)	1,065,000	1,075,055
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (b)	3,700,000	3,530,700
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2021C	5.00%	07/01/38 (b)	1,000,000	1,079,955
Power System Revenue Refunding RB Series 2025B	5.00%	07/01/33	1,600,000	1,826,328
Pasadena Public Financing Authority
Refunding RB Series 2024	4.48%	06/01/44 (b)(e)	1,000,000	446,154
Refunding RB Series 2024	4.63%	06/01/47 (b)(e)	825,000	313,086
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (b)	500,000	483,820
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	325,000	347,322
San Diego County Regional Airport Authority
RB Series 2023B	5.00%	07/01/32	2,500,000	2,815,222
San Diego Public Facilities Financing Authority
Refunding RB Series 2025A	5.00%	10/15/50 (b)	1,250,000	1,334,328
San Diego Unified School District
GO Bonds Series 2010C	6.22%	07/01/31 (e)	1,250,000	1,078,544
GO Bonds Series 2010C	6.32%	07/01/32 (e)	1,500,000	1,253,709
GO Bonds Series 2010C	6.41%	07/01/33 (e)	1,000,000	807,008
GO Bonds Series 2010C	6.46%	07/01/35 (e)	1,300,000	971,500
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (b)	2,450,000	2,549,475
RB Series 2019E	5.00%	05/01/40 (b)	425,000	439,849
Refunding RB Series 2022A	5.00%	05/01/30	800,000	871,021
Refunding RB Series 2022A	5.00%	05/01/31	1,695,000	1,874,490
State of California
Refunding GO Bonds Series 2024	4.00%	08/01/36 (b)	1,000,000	1,073,185
University of California
Refunding RB Series 2024BS	5.00%	05/15/38 (b)	1,250,000	1,444,404
				38,360,405
COLORADO 2.3%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2025	5.50%	12/01/25 (c)	1,000,000	1,000,000

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City & County of Denver Airport System Revenue
Refunding RB Series 2017A	5.00%	11/15/27	1,865,000	1,942,583
Refunding RB Series 2023B	5.00%	11/15/31	2,000,000	2,209,481
Refunding RB Series 2023B	5.00%	11/15/32	1,000,000	1,116,169
City & County of Denver Pledged Excise Tax Revenue
RB Series 2018A-2	3.96%	08/01/31 (b)(e)	380,000	305,137
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	4.75%	07/01/43 (b)(c)	610,000	608,935
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/31	1,300,000	1,432,491
CommonSpirit Health Obligated Group RB Series 2022	5.00%	11/01/32	1,500,000	1,669,698
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/32	750,000	833,536
CommonSpirit Health Obligated Group Refunding RB Series 2025A	5.00%	09/01/35	750,000	850,815
Park Creek Metropolitan District
Westerly Creek District Service Area Refunding Tax Allocation Series 2025	5.00%	12/01/38 (b)	1,500,000	1,641,864
				13,610,709
CONNECTICUT 1.0%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	2,500,000	2,842,515
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/37 (b)	2,000,000	2,058,335
State of Connecticut Special Tax Revenue
RB Series 2024A-2	5.00%	07/01/38 (b)	1,000,000	1,141,706
				6,042,556
FLORIDA 5.6%
Central Florida Expressway Authority
RB Series 2025A	5.00%	07/01/34	2,500,000	2,911,724
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	1,585,000	1,742,901
Refunding RB Series 2022	5.00%	10/01/37 (b)	2,360,000	2,553,105
City of Jacksonville
Baptist Health System Obligated Group Refunding RB Series 2017	5.00%	08/15/34 (b)	910,000	935,866
City of Tampa
State of Florida Cigarette Tax Revenue RB Series 2020A	4.41%	09/01/34 (b)(e)	1,005,000	730,745
State of Florida Cigarette Tax Revenue RB Series 2020A	3.71%	09/01/36 (b)(e)	800,000	529,138
State of Florida Cigarette Tax Revenue RB Series 2020A	3.85%	09/01/38 (b)(e)	1,000,000	595,927
County of Miami-Dade Aviation Revenue
Refunding RB Series 2020A	4.00%	10/01/37 (b)	2,205,000	2,232,379
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (b)	1,000,000	1,033,967
Florida Higher Educational Facilities Financing Authority
Florida Institute of Technology, Inc. RB Series 2019	5.00%	10/01/27	685,000	704,149
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2020D	3.00%	11/15/42 (b)(c)(d)	1,655,000	1,655,000
BayCare Obligated Group Refunding RB Series 2024C	5.00%	11/15/29	1,000,000	1,085,420
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024B-2	4.38%	11/15/29 (b)	1,000,000	1,004,622
Shell Point Obligated Group RB Series 2024B-3	4.13%	11/15/29 (b)	1,000,000	1,004,632
Shell Point Obligated Group RB Series 2024C	5.00%	11/15/44 (b)	3,000,000	3,027,374

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lee County School Board
COP Series 2025A	5.00%	08/01/36 (b)	500,000	580,034
COP Series 2025A	5.00%	08/01/37 (b)	500,000	574,885
Orange County Health Facilities Authority
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/39 (b)	850,000	952,186
Orlando Health Obligated Group Refunding RB Series 2025A	5.00%	10/01/40 (b)	500,000	555,174
Presbyterian Retirement Communities, Inc. Obligated Group Refunding RB Series 2024	5.00%	08/01/29	910,000	961,354
Osceola County School District Sales Tax Revenue
RB Series 2025	5.00%	10/01/35 (b)	2,000,000	2,306,756
Tampa Bay Water
Refunding RB Series 2025	5.00%	10/01/30	2,000,000	2,234,475
Village Community Development District No. 15
Phase I Special Assessment Series 2023	4.38%	05/01/33 (b)	385,000	398,431
Phase I Special Assessment Series 2023	4.85%	05/01/38 (b)	490,000	506,670
Phase I Special Assessment Series 2023	5.25%	05/01/54 (b)	485,000	486,944
Special Assessment Series 2024	3.75%	05/01/29	250,000	251,189
Special Assessment Series 2024	4.00%	05/01/34 (b)	250,000	253,105
Special Assessment Series 2024	4.55%	05/01/44 (b)	250,000	242,045
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	1,000,000	1,000,826
				33,051,023
GEORGIA 3.0%
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.75%	04/01/53 (b)	500,000	540,500
Gainesville & Hall County Hospital Authority
Northeast Georgia Health System Obligated Group RB Series 2024	5.00%	10/15/34	500,000	576,835
Georgia Housing & Finance Authority
RB Series 2025C	5.05%	12/01/45 (b)	2,500,000	2,587,640
Georgia State Road & Tollway Authority
RB Series 2021A	4.00%	07/15/37 (b)	1,515,000	1,574,327
Main Street Natural Gas, Inc.
RB Series 2022B	5.00%	12/01/52 (b)	3,000,000	3,148,970
RB Series 2023D	5.00%	05/01/54 (a)(b)	1,250,000	1,328,682
RB Series 2024B	5.00%	12/01/54 (a)(b)	2,000,000	2,160,540
RB Series 2024C	5.00%	12/01/54 (a)(b)	2,000,000	2,153,592
RB Series 2024E	5.00%	05/01/55 (a)(b)	2,500,000	2,699,071
Metropolitan Atlanta Rapid Transit Authority
RB Series 2025A	5.25%	07/01/50 (b)	750,000	812,516
				17,582,673
GUAM 0.4%
Guam Government Waterworks Authority
Water & Wastewater System RB Series 2025A	5.00%	07/01/38 (b)	655,000	716,501
Water & Wastewater System RB Series 2025A	5.25%	07/01/39 (b)	500,000	553,836
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/38 (b)	500,000	542,804
Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/40 (b)	500,000	534,819
				2,347,960

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
HAWAII 0.3%
State of Hawaii Airports System Revenue
RB Series 2020A	4.00%	07/01/35 (b)	1,500,000	1,523,036
IDAHO 0.2%
Idaho Health Facilities Authority
St. Luke’s Health System Ltd. Obligated Group Refunding RB Series 2025A	5.00%	03/01/41 (b)	500,000	550,379
Jerome Lincoln & Gooding Counties Joint School District No. 261
GO Bonds Series 2022	5.25%	09/15/42 (b)(c)	500,000	545,367
				1,095,746
ILLINOIS 8.6%
Chicago Board of Education
GO Bonds Series 2023A	5.00%	12/01/30	750,000	769,968
Chicago Housing Authority
RB Series 2018A	5.00%	01/01/27	1,000,000	1,022,005
RB Series 2018A	5.00%	01/01/28	1,000,000	1,042,209
Chicago Midway International Airport
Refunding RB Series 2024A	5.00%	01/01/34	1,000,000	1,107,339
Refunding RB Series 2024C	5.00%	01/01/37 (b)	1,750,000	1,892,338
Chicago O’Hare International Airport
RB Series 2025A	5.25%	01/01/41 (b)	1,000,000	1,091,492
RB Series 2025A	5.25%	01/01/42 (b)	1,750,000	1,889,772
Refunding RB Series 2016A	5.00%	01/01/33 (b)	400,000	400,689
Refunding RB Series 2016C	5.00%	01/01/31 (b)	1,000,000	1,001,480
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/37 (b)	600,000	651,980
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2024A	5.00%	12/01/28	1,700,000	1,806,705
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/35 (b)	1,450,000	1,503,059
GO Bonds Series 2023A	5.00%	01/01/34 (b)	1,000,000	1,045,988
GO Bonds Series 2023A	5.50%	01/01/39 (b)	1,500,000	1,572,098
GO Bonds Series 2024A	5.00%	01/01/45 (b)	1,695,000	1,622,193
City of Chicago Wastewater Transmission Revenue
Refunding RB Series 2024A	5.00%	01/01/40 (b)	1,000,000	1,097,166
County of Cook Sales Tax Revenue
Refunding RB Series 2025	5.00%	11/15/49 (b)	2,500,000	2,594,149
Illinois Finance Authority
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/30 (b)	900,000	920,318
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/33 (b)	960,000	978,008
Rosalind Franklin University of Medicine & Science Refunding RB Series 2017A	5.00%	08/01/34 (b)	1,330,000	1,353,522
Rush System for Health Obligated Group Refunding RB Series 2025A	5.00%	11/15/35	1,000,000	1,144,842
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/26	700,000	702,619
Southern Illinois Healthcare Obligated Group Refunding RB Series 2017	5.00%	03/01/30 (b)	400,000	408,125
Illinois State Toll Highway Authority
RB Series 2015A	5.00%	01/01/37 (b)	2,100,000	2,102,239
Refunding RB Series 2024A	5.00%	01/01/38 (b)	750,000	848,539
Kankakee River Metropolitan Agency
Refunding RB Series 2016	5.00%	05/01/26	1,305,000	1,317,315

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund RB Series 2015A	5.00%	06/15/53 (b)	2,000,000	1,976,705
Northern Illinois University
RB Series 2021	5.00%	10/01/27	325,000	335,314
Sales Tax Securitization Corp.
Refunding RB Series 2025A	5.00%	01/01/42 (b)(f)	1,500,000	1,569,978
Refunding RB Series 2025A	5.00%	01/01/45 (b)(f)	1,500,000	1,552,440
State of Illinois
GO Bonds Series 2018A	5.00%	05/01/31 (b)	1,000,000	1,046,459
GO Bonds Series 2019A	5.00%	11/01/27	2,500,000	2,596,399
GO Bonds Series 2021A	4.00%	03/01/40 (b)	2,000,000	1,927,665
GO Bonds Series 2023B	4.50%	05/01/48 (b)	500,000	479,423
Refunding GO Bonds Series 2016	5.00%	02/01/28 (b)	1,500,000	1,534,650
Refunding GO Bonds Series 2018B	5.00%	10/01/33 (b)	1,500,000	1,571,831
Refunding GO Bonds Series 2024	5.00%	02/01/29	750,000	797,531
Refunding GO Bonds Series 2024	5.00%	02/01/30	1,150,000	1,244,097
Village of Bellwood
Refunding GO Bonds Series 2016B	5.00%	12/01/28 (b)	1,855,000	1,890,334
				50,408,983
INDIANA 0.4%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	600,000	631,150
Indiana Finance Authority
Republic Services, Inc. RB Series 2012	3.80%	05/01/28 (a)(b)	750,000	750,000
Republic Services, Inc. Refunding RB Series 2010A	3.80%	05/01/28 (a)(b)	750,000	750,000
				2,131,150
IOWA 0.9%
PEFA, Inc.
RB Series 2019	5.00%	09/01/49 (a)(b)	5,000,000	5,052,338
KANSAS 0.5%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
GO Bonds Series 2018A	5.00%	09/01/31 (b)	2,575,000	2,698,221
KENTUCKY 1.6%
Kentucky Public Energy Authority
Refunding RB Series 2024B	5.00%	01/01/55 (a)(b)	3,500,000	3,765,799
Refunding RB Series 2025A	5.25%	06/01/55 (a)(b)	1,250,000	1,332,297
Kentucky State Property & Building Commission
Commonwealth of Kentucky RB Series 2025A	5.00%	09/01/43 (b)	2,000,000	2,188,029
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	1,655,000	1,392,250
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(c)	750,000	642,169
				9,320,544

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
LOUISIANA 1.1%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	1,705,000	1,837,764
Louisiana Offshore Terminal Authority
Loop LLC Refunding RB Series 2007A	4.15%	09/01/27	3,000,000	3,027,434
Louisiana Public Facilities Authority
Loyola University New Orleans RB Series 2023A	5.00%	10/01/38 (b)	1,000,000	1,037,843
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2017	5.00%	05/15/27	500,000	514,273
				6,417,314
MAINE 0.0%
City of Portland General Airport Revenue
Refunding RB Series 2019	5.00%	01/01/34 (b)	120,000	128,700
MARYLAND 1.1%
Maryland Health & Higher Educational Facilities Authority
University of Maryland Medical System Obligated Group Refunding RB Series 2025A	5.00%	07/01/42 (b)	800,000	871,828
Montgomery County Housing Opportunities Commission
Refunding RB Series 2025A	2.85%	01/01/63 (b)(c)(d)	395,000	395,000
State of Maryland
GO Bonds Series 2018A	3.13%	03/15/33 (b)	2,000,000	2,006,566
GO Bonds Series 2022A	5.00%	06/01/36 (b)	2,590,000	2,911,100
				6,184,494
MASSACHUSETTS 3.2%
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/55 (b)	1,200,000	1,261,200
Refunding RB Series 2025A	5.00%	06/01/38 (b)	650,000	755,258
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.00%	07/01/37 (b)	1,500,000	1,752,645
RB Series 2025B	5.00%	07/01/40 (b)	1,500,000	1,701,831
Massachusetts Development Finance Agency
Beth Israel Lahey Health Obligated Group RB Series 2023M	5.00%	07/01/32	2,500,000	2,824,819
Boston Medical Center Corp. Obligated Group Refunding RB Series 2016E	5.00%	07/01/31 (b)	2,815,000	2,837,789
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.00%	07/01/26	865,000	872,705
Suffolk University Refunding RB Series 2025	5.50%	07/01/45 (b)	3,500,000	3,628,088
UMass Memorial Health Care Obligated Group Refunding RB Series 2016	5.00%	07/01/36 (b)	1,815,000	1,828,818
Massachusetts Housing Finance Agency
Refunding RB Series 2018-203	4.50%	12/01/48 (b)	620,000	623,685
Massachusetts School Building Authority
Refunding RB Series 2025B	5.00%	02/15/34	500,000	586,395
				18,673,233
MICHIGAN 1.8%
Detroit Downtown Development Authority
Detroit Downtown Development Authority Catalyst Development Area Refunding Tax Allocation Series 2024	5.00%	07/01/48 (b)	1,335,000	1,395,541
Great Lakes Water Authority Water Supply System Revenue
RB Series 2025D	5.25%	07/01/44 (b)	1,300,000	1,428,847

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Karegnondi Water Authority
County of Genesee Refunding RB Series 2024	5.00%	11/01/32	400,000	456,180
County of Genesee Refunding RB Series 2024	5.00%	11/01/33	400,000	460,734
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/34	500,000	571,286
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/41 (b)	510,000	560,505
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/38 (b)	750,000	821,026
Provident Group - HFH Energy LLC RB Series 2024	5.00%	02/28/39 (b)	750,000	814,890
Michigan State Building Authority
Refunding RB Series 2025I	5.00%	04/15/42 (b)	2,000,000	2,209,207
Michigan State University
Refunding RB Series 2025A	5.00%	02/15/41 (b)	1,500,000	1,682,892
				10,401,108
MINNESOTA 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/30	1,000,000	1,103,832
Minnesota Health & Education Facilities Authority
University of St Thomas/Minneapolis RB Series 2024A	5.00%	10/01/42 (b)	1,000,000	1,063,609
Stillwater Independent School District No. 834
Refunding GO Bonds Series 2024A	5.00%	02/01/37 (b)(c)	1,665,000	1,839,298
				4,006,739
MISSISSIPPI 0.1%
Mississippi Development Bank
Jackson Public School District RB Series 2018	5.00%	10/01/26	590,000	600,956
MISSOURI 1.7%
City of St. Louis
GO Bonds Series 2023A	5.00%	02/15/43 (b)	2,400,000	2,558,958
Health & Educational Facilities Authority of the State of Missouri
Kansas City University RB Series 2017A	5.00%	06/01/35 (b)	1,000,000	1,028,842
Kansas City University RB Series 2017A	5.00%	06/01/36 (b)	1,050,000	1,078,649
Lutheran Senior Services Obligated Group RB Series 2021	4.00%	02/01/42 (b)	910,000	826,452
Lutheran Senior Services Obligated Group Refunding RB Series 2016B	4.00%	02/01/37 (b)	2,000,000	1,943,385
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	1,955,000	1,963,988
Missouri Housing Development Commission
RB Series 2018A	4.25%	05/01/49 (b)	590,000	594,284
				9,994,558
MONTANA 0.4%
Montana Board of Housing
RB Series 2023B	6.00%	12/01/53 (b)	1,995,000	2,135,309
Refunding RB Series 2018A	4.00%	06/01/49 (b)	350,000	350,656
				2,485,965

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEBRASKA 0.4%
Gretna Public Schools
GO Bonds Series 2022B	5.00%	12/15/27 (b)	1,500,000	1,502,079
Village of Boys Town
Father Flanagan’s Boy’s Home Refunding RB Series 2017	3.00%	09/01/28	1,115,000	1,115,927
				2,618,006
NEVADA 0.4%
Carson City
Carson Tahoe Regional Healthcare Obligated Group Refunding RB Series 2017A	5.00%	09/01/27	605,000	621,245
Clark County School District
GO Bonds Series 2018A	4.00%	06/15/36 (b)	1,800,000	1,821,478
				2,442,723
NEW HAMPSHIRE 0.5%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	12/01/35 (b)	1,500,000	1,683,492
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.00%	08/01/41 (b)	1,000,000	1,088,588
				2,772,080
NEW JERSEY 5.3%
New Jersey Educational Facilities Authority
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	5,000,000	5,556,909
Trustees of Princeton University RB Series 2025A	5.00%	07/01/64 (a)(b)	2,500,000	2,912,293
New Jersey Transportation Trust Fund Authority
RB Series 2014BB-1	5.00%	06/15/33 (b)	3,500,000	3,711,676
RB Series 2019BB	5.00%	06/15/44 (b)	1,000,000	1,023,133
RB Series 2023BB	5.00%	06/15/34 (b)	1,300,000	1,490,478
RB Series 2023BB	5.25%	06/15/50 (b)	2,000,000	2,109,369
RB Series 2024CC	5.00%	06/15/31	1,000,000	1,117,027
RB Series 2024CC	5.00%	06/15/38 (b)	1,000,000	1,124,257
Refunding RB Series 2023A	4.25%	06/15/40 (b)	3,000,000	3,027,167
Refunding RB Series 2023AA	4.25%	06/15/44 (b)	1,000,000	977,283
Refunding RB Series 2024A	5.00%	06/15/36 (b)	2,500,000	2,859,180
Refunding RB Series 2024AA	5.00%	06/15/42 (b)	2,500,000	2,705,751
New Jersey Turnpike Authority
RB Series 2022B	4.25%	01/01/43 (b)	1,625,000	1,641,339
Township of Gloucester
GO Bonds Series 2025	2.00%	05/15/27	1,035,000	1,016,440
				31,272,302
NEW MEXICO 0.1%
New Mexico Mortgage Finance Authority
RB Series 2018B	4.00%	01/01/49 (b)	510,000	511,544

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
NEW YORK 13.4%
City of New York
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	2,000,000	2,017,810
GO Bonds Series 2025A-1	5.00%	08/01/42 (b)	1,250,000	1,358,574
GO Bonds Series 2025D	5.00%	10/01/41 (b)	1,000,000	1,093,664
GO Bonds Series 2025G-1	5.25%	02/01/50 (b)	2,500,000	2,639,648
Empire State Development Corp.
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	5.00%	03/15/47 (b)	3,000,000	3,096,037
State of New York Personal Income Tax Revenue Refunding RB Series 2020C	3.00%	03/15/48 (b)	1,060,000	804,184
Metropolitan Transportation Authority
RB Series 2015A-2	5.00%	11/15/45 (a)(b)	2,845,000	3,080,154
RB Series 2020C-1	4.75%	11/15/45 (b)	1,200,000	1,204,573
Refunding RB Series 2025B	5.00%	11/15/35	1,000,000	1,149,424
Nassau County Local Economic Assistance Corp.
Catholic Health Services of Long Island Obligated Group RB Series 2014	5.00%	07/01/26 (b)	250,000	250,588
New York City Municipal Water Finance Authority
Water & Sewer System RB Series 2011	2.85%	06/15/44 (b)(c)(d)	6,100,000	6,100,000
Water & Sewer System RB Series 2025BB	5.00%	06/15/43 (b)	2,500,000	2,718,419
Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/37 (b)	1,000,000	1,153,644
New York City Transitional Finance Authority Building Aid Revenue
Refunding RB Series 2018S-3A	5.00%	07/15/35 (b)	2,000,000	2,100,566
Refunding RB Series 2025S-2	5.00%	07/15/28	2,600,000	2,766,711
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2015E-4	2.85%	02/01/45 (b)(c)(d)	125,000	125,000
RB Series 2019A-2	5.00%	05/01/39 (b)	5,000,000	5,284,530
RB Series 2025A	5.00%	05/01/40 (b)	1,500,000	1,672,886
RB Series 2025B	5.25%	05/01/55 (b)	2,000,000	2,117,342
RB Series 2025H	5.00%	11/01/44 (b)	500,000	531,762
Refunding RB Series 2025F-1	5.00%	11/01/30 (b)	500,000	556,688
New York State Dormitory Authority
RB Series 2025A	5.00%	10/01/36 (b)	1,250,000	1,440,386
Montefiore Obligated Group RB Series 2024	5.25%	11/01/41 (b)	375,000	402,971
Northwell Health Obligated Group Refunding RB Series 2024A	4.00%	05/01/39 (b)	800,000	806,918
Personal Income Tax Revenue Refunding RB Series 2019A	5.00%	03/15/46 (b)	5,000,000	5,133,239
Rochester Institute of Technology RB Series 2022A	5.00%	07/01/39 (b)	1,000,000	1,097,550
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/29 (b)	1,250,000	1,351,235
Sales Tax Revenue Refunding RB Series 2024B	5.00%	03/15/30 (b)	1,500,000	1,658,019
State University of New York Dormitory Facilities Revenue Refunding RB Series 2025B	4.00%	07/01/37 (b)	1,205,000	1,253,326
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/36 (b)	350,000	380,100
White Plains Hospital Obligated Group RB Series 2024	5.00%	10/01/37 (b)	500,000	538,569
White Plains Hospital Obligated Group RB Series 2024	5.25%	10/01/49 (b)	750,000	764,510
New York State Thruway Authority
Refunding RB Series 2021O	4.00%	01/01/40 (b)	1,865,000	1,883,340
Refunding RB Series 2024P	5.00%	01/01/38 (b)	500,000	569,622
New York Transportation Development Corp.
JFK NTO LLC RB Series 2023	5.50%	06/30/38 (b)	1,000,000	1,072,547
JFK NTO LLC RB Series 2024	5.00%	06/30/54 (b)	1,250,000	1,259,427
JFK NTO LLC RB Series 2024	5.50%	06/30/60 (b)	2,000,000	2,027,198
JFK NTO LLC RB Series 2025	5.50%	06/30/39 (b)	1,000,000	1,102,145

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
JFK NTO LLC RB Series 2025	6.00%	06/30/40 (b)	500,000	567,081
JFK NTO LLC RB Series 2025	6.00%	06/30/41 (b)	500,000	561,719
Port Authority of New York & New Jersey
RB Series 2020-221	5.00%	07/15/34 (b)	2,835,000	3,026,879
RB Series 2022-236	5.00%	01/15/37 (b)	1,000,000	1,088,206
RB Series 2022-236	5.00%	01/15/38 (b)	1,000,000	1,082,075
Refunding RB Series 2021-227	3.00%	10/01/28	2,000,000	1,984,428
Refunding RB Series 2025-250	5.00%	10/15/40 (b)	2,000,000	2,272,342
Triborough Bridge & Tunnel Authority
RB Series 2025A	5.00%	11/15/37 (b)	500,000	580,358
Refunding RB Series 2025A-2	5.00%	11/15/37 (b)	675,000	783,483
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2023A	4.00%	05/15/48 (b)	2,000,000	1,872,464
				78,382,341
NORTH CAROLINA 2.4%
County of Brunswick
GO Bonds Series 2018	3.20%	08/01/34 (b)	2,230,000	2,231,393
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/47 (b)	2,000,000	2,100,628
North Carolina Capital Facilities Finance Agency
Meredith College Refunding RB Series 2018	5.00%	06/01/26	1,735,000	1,740,145
Meredith College Refunding RB Series 2018	5.00%	06/01/30 (b)	1,000,000	1,002,328
Meredith College Refunding RB Series 2018	5.00%	06/01/31 (b)	1,305,000	1,307,825
Meredith College Refunding RB Series 2018	5.00%	06/01/32 (b)	1,255,000	1,257,223
North Carolina Housing Finance Agency
RB Series 2025-59	4.15%	07/01/40 (b)	1,000,000	1,008,753
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	2,350,000	2,389,449
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.13%	10/01/54 (b)	1,000,000	1,001,800
				14,039,544
OHIO 2.1%
Buckeye Tobacco Settlement Financing Authority
Refunding RB Series 2020A-2	5.00%	06/01/34 (b)	1,945,000	2,060,514
Refunding RB Series 2020A-2	5.00%	06/01/35 (b)	3,055,000	3,215,660
City of Cleveland Airport System Revenue
Refunding RB Series 2019B	5.00%	01/01/26	1,045,000	1,046,827
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	2,500,000	2,475,383
Ohio Air Quality Development Authority
American Electric Power Co., Inc. Refunding RB Series 2005B	3.70%	07/01/28	2,000,000	2,000,974
State of Ohio
RB Series 2025B	5.00%	10/01/44 (b)	1,500,000	1,618,855
				12,418,213
OKLAHOMA 0.2%
Oklahoma Development Finance Authority
RB Series 2014E	4.00%	06/01/27 (b)	29,000	29,025

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.00%	01/01/39 (b)	350,000	394,149
Refunding RB Series 2025A	5.00%	01/01/40 (b)	325,000	360,949
Refunding RB Series 2025A	5.00%	01/01/45 (b)	445,000	474,239
				1,258,362
OREGON 1.6%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/49 (b)	750,000	759,600
City of Seaside Transient Lodging Tax Revenue
RB Series 2018	5.00%	12/15/37 (b)	1,875,000	1,956,690
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2019A	3.44%	06/15/34 (b)(c)(e)	300,000	216,026
GO Bonds Series 2019A	3.49%	06/15/35 (b)(c)(e)	265,000	182,165
GO Bonds Series 2019A	3.54%	06/15/36 (b)(c)(e)	420,000	274,440
GO Bonds Series 2019A	3.59%	06/15/37 (b)(c)(e)	500,000	309,765
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/38 (b)	1,000,000	1,153,893
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	2,000,000	1,994,387
Umatilla County School District No. 6R Umatilla
GO Bonds Series 2017	5.00%	06/15/29 (b)(c)	340,000	352,196
GO Bonds Series 2017	5.00%	06/15/30 (b)(c)	300,000	310,797
GO Bonds Series 2017	5.00%	06/15/32 (b)(c)	350,000	362,264
GO Bonds Series 2017	5.00%	06/15/33 (b)(c)	520,000	537,630
GO Bonds Series 2017	5.00%	06/15/34 (b)(c)	350,000	361,469
GO Bonds Series 2017	5.00%	06/15/35 (b)(c)	410,000	422,839
GO Bonds Series 2023B	5.08%	06/15/53 (b)(c)(e)	1,600,000	403,435
				9,597,596
PENNSYLVANIA 4.6%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.00%	12/01/41 (b)	1,715,000	1,738,652
Refunding RB Series 2025	5.00%	12/01/55 (b)	925,000	965,936
City of Philadelphia
Refunding GO Bonds Series 2025C	5.00%	08/01/30	1,250,000	1,379,299
Lancaster County Hospital Authority
Penn State Health Obligated Group RB Series 2021	5.00%	11/01/46 (b)	1,000,000	1,010,789
Pennsylvania Economic Development Financing Authority
UPMC Obligated Group Refunding RB Series 2025A	5.00%	03/15/60 (a)(b)	2,000,000	2,228,516
Waste Management, Inc. RB Series 2017A	3.87%	08/01/37 (a)(b)	1,250,000	1,253,009
Waste Management, Inc. RB Series 2025A	3.80%	06/01/49 (b)	2,000,000	2,000,065
Pennsylvania Higher Educational Facilities Authority
Thomas Jefferson University Obligated Group RB Series 2024D-3	2.95%	11/01/61 (b)(c)(d)	1,280,000	1,280,000
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	5.25%	11/01/40 (b)	1,000,000	1,104,193
Thomas Jefferson University Obligated Group Refunding RB Series 2024B-1	4.00%	11/01/42 (b)	2,000,000	1,925,088
Pennsylvania Housing Finance Agency
RB Series 2025A	4.60%	10/01/45 (b)(f)	2,000,000	1,987,500
Refunding RB Series 2025-150A	4.90%	10/01/40 (b)	2,000,000	2,084,003

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Pennsylvania Turnpike Commission
RB Series 2025A	5.00%	12/01/39 (b)	650,000	736,492
Refunding RB Series 2022B	5.00%	12/01/47 (b)	1,000,000	1,057,104
Refunding RB Series 2022B	5.25%	12/01/52 (b)	750,000	794,567
Refunding RB Series 2025-1st	5.00%	12/01/31	1,005,000	1,129,059
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
Refunding RB Series 2021B	4.00%	12/01/51 (b)	1,400,000	1,281,451
Redevelopment Authority of the City of Philadelphia
RB Series 2023B	5.00%	09/01/43 (b)	3,000,000	3,212,415
				27,168,138
PUERTO RICO 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (b)	2,250,000	2,142,003
RB Series 2018A-1	5.00%	07/01/58 (b)	3,321,000	3,237,861
				5,379,864
RHODE ISLAND 0.7%
Rhode Island Health & Educational Building Corp.
Bryant University Refunding RB Series 2024	5.00%	06/01/40 (b)	2,000,000	2,188,857
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/38 (b)	750,000	816,729
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/39 (b)	600,000	648,220
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/44 (b)	565,000	578,418
				4,232,224
SOUTH CAROLINA 1.7%
Clemson University
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/30	390,000	428,874
Athletic Facilities Revenue RB Series 2025A	5.00%	05/01/31	515,000	577,217
South Carolina Public Service Authority
RB Series 2024A	5.25%	12/01/49 (b)	1,000,000	1,058,369
RB Series 2025A	5.00%	12/01/36 (b)	250,000	284,835
RB Series 2025A	5.00%	12/01/40 (b)	375,000	413,535
Refunding RB Series 2020A	4.00%	12/01/40 (b)	4,000,000	3,970,211
Refunding RB Series 2024B	4.13%	12/01/44 (b)	1,100,000	1,050,847
Refunding RB Series 2025B	5.00%	12/01/28	500,000	533,763
South Carolina State Housing Finance & Development Authority
RB Series 2025B	5.00%	01/01/55 (b)	1,605,000	1,625,131
				9,942,782
TENNESSEE 1.2%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/48 (b)	1,500,000	1,563,918
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
Refunding RB Series 2025	5.00%	07/01/41 (b)	500,000	554,147
Refunding RB Series 2025	5.00%	07/01/42 (b)	300,000	329,060
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	1,500,000	1,558,699
RB Series 2022B	5.50%	07/01/52 (b)	1,250,000	1,311,832

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Shelby County Health Educational & Housing Facilities Board
Baptist Memorial Health Care Obligated Group RB Series 2024B	5.00%	09/01/49 (a)(b)	1,000,000	1,057,089
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	450,000	485,987
				6,860,732
TEXAS 12.6%
Central Texas Regional Mobility Authority
RB Series 2015A	5.00%	01/01/27 (b)	1,100,000	1,102,036
City of Allen
Refunding GO Bonds Series 2024	5.00%	08/15/37 (b)	1,000,000	1,119,001
City of Alvin Water & Sewer System Revenue
RB Series 2023	4.00%	02/01/37 (b)	1,105,000	1,127,975
City of Austin Airport System Revenue
RB Series 2022	5.00%	11/15/32	500,000	553,473
City of Corpus Christi Utility System Revenue
RB Series 2022B	5.00%	07/15/47 (b)	4,000,000	4,120,671
City of Galveston Wharves & Terminal Revenue
RB Series 2023	6.00%	08/01/43 (b)	1,250,000	1,357,751
City of Houston
GO Bonds Series 2025	5.00%	03/01/34	1,100,000	1,268,752
City of Houston Airport System Revenue
RB Series 2025A	5.00%	07/01/28	750,000	785,486
City of Lubbock Water & Wastewater System
RB Series 2025	5.00%	02/15/40 (b)	400,000	445,957
RB Series 2025	5.00%	02/15/41 (b)	250,000	274,812
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/42 (b)	2,000,000	2,002,441
Refunding GO Bonds Series 2019	3.00%	08/01/35 (b)	1,445,000	1,396,355
City of San Antonio Electric & Gas Systems Revenue
RB Series 2024A	5.25%	02/01/49 (b)	500,000	530,110
City of Waxahachie
GO Bonds Series 2023	4.13%	08/01/41 (b)	400,000	407,032
GO Bonds Series 2023	4.25%	08/01/43 (b)	500,000	502,908
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/27 (c)	1,000,000	1,026,866
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/29 (c)	575,000	611,637
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/32 (c)	2,875,000	3,195,152
Georgetown Independent School District
GO Bonds Series 2024	5.00%	02/15/35 (b)(c)	1,700,000	1,970,348
Greater Texoma Utility Authority
City of Sherman Water & Sewer System Revenue RB Series 2023A	4.38%	10/01/53 (b)	2,000,000	1,930,682
Greenwood Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(c)	1,000,000	923,674
Harris County Cultural Education Facilities Finance Corp.
Baylor College of Medicine RB Series 2024A	5.00%	05/15/29 (b)	2,000,000	2,119,678
Harris County Hospital District
GO Bonds Series 2025	5.00%	02/15/40 (b)	1,500,000	1,643,912
Humble Independent School District
Refunding GO Bonds Series 2025	5.00%	02/15/30 (c)	1,250,000	1,371,782
Refunding GO Bonds Series 2025	5.00%	02/15/31 (c)	2,000,000	2,239,692

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lamar Consolidated Independent School District
GO Bonds Series 2023A	4.00%	02/15/48 (b)(c)	1,360,000	1,274,511
Lower Neches Valley Authority Industrial Development Corp.
Exxon Capital Ventures, Inc. RB Series 2010	2.90%	11/01/38 (b)(d)	525,000	525,000
Exxon Capital Ventures, Inc. Refunding RB Series 2012	2.90%	05/01/46 (b)(d)	125,000	125,000
Exxon Mobil Corp. Refunding RB Series 2001A	2.90%	11/01/29 (b)(d)	100,000	100,000
Mission Economic Development Corp.
Waste Management, Inc. RB Series 2025A	3.80%	06/01/55 (b)	2,500,000	2,500,000
Waste Management, Inc. Refunding RB Series 2020B	3.80%	07/01/40 (a)(b)	5,000,000	5,000,000
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/37 (b)(c)	500,000	548,790
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/42 (b)(c)	600,000	637,066
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/47 (b)(c)	680,000	704,047
Hughen Center, Inc. RB Series 2022A	5.00%	08/15/52 (b)(c)	500,000	513,822
Orenda Education RB Series 2023A	5.00%	08/15/43 (b)(c)	1,865,000	1,963,859
Orenda Education RB Series 2023A	4.00%	08/15/48 (b)(c)	1,000,000	932,920
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/45 (b)	500,000	529,074
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System
RB Series 2025	4.00%	06/01/43 (b)	2,000,000	1,987,913
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/27	750,000	781,181
Refunding RB Series 2025	5.00%	09/01/28	1,000,000	1,064,980
North Texas Tollway Authority
Tollway System Refunding RB Series 2025A	5.00%	01/01/39 (b)	700,000	788,397
Northside Independent School District
Refunding GO Bonds Series 2024B	3.45%	08/01/54 (a)(b)(c)	2,465,000	2,482,218
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/31 (c)	2,500,000	2,818,221
Prosper Independent School District
GO Bonds Series 2019B	4.00%	02/15/50 (a)(b)(c)	2,500,000	2,522,267
GO Bonds Series 2025	4.75%	02/15/55 (b)(c)	1,500,000	1,545,114
Rockwall Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)	2,000,000	1,841,192
Tarrant County Cultural Education Facilities Finance Corp.
Baylor Scott & White Health Obligated Group RB Series 2022D	5.00%	11/15/51 (b)	1,000,000	1,030,851
Texas Department of Housing & Community Affairs
RB Series 2018A	4.75%	03/01/49 (b)	415,000	419,388
RB Series 2019A	4.75%	01/01/49 (b)	655,000	661,679
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/31	1,250,000	1,351,492
Texas Municipal Power Agency
Refunding RB Series 2021	3.00%	09/01/30 (b)	875,000	875,266
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	1,835,000	1,913,976
Texas State Affordable Housing Corp.
RB Series 2019A	4.25%	03/01/49 (b)	550,000	553,103

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Water Development Board
State Revolving Fund RB Series 2025	4.50%	10/15/43 (b)	350,000	361,704
State Revolving Fund RB Series 2025	4.50%	10/15/45 (b)	500,000	510,224
State Revolving Fund RB Series 2025	4.75%	10/15/50 (b)	1,000,000	1,026,187
				73,917,625
UTAH 0.5%
Downtown Revitalization Public Infrastructure District
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.00%	06/01/40 (b)	500,000	552,707
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025A	5.25%	06/01/43 (b)	500,000	545,479
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.00%	06/01/40 (b)	500,000	552,707
City of Salt Lake City Revitalization Sales Tax Revenue RB Series 2025B	5.25%	06/01/43 (b)	500,000	545,479
Utah Board of Higher Education
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/27 (b)	360,000	361,640
Salt Lake Community College Student Building Fee Revenue RB Series 2018	5.00%	03/01/28 (b)	425,000	425,675
				2,983,687
VERMONT 0.0%
Vermont Housing Finance Agency
RB Series 2018C	4.75%	11/01/48 (b)	263,000	264,886
VIRGINIA 0.9%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	2,500,000	2,312,947
Lynchburg Economic Development Authority
Centra Health Obligated Group Refunding RB Series 2021	4.00%	01/01/40 (b)	580,000	577,091
Virginia Small Business Financing Authority
Carilion Clinic Obligated Group RB Series 2008A	2.90%	07/01/42 (b)(c)(d)	2,635,000	2,635,000
				5,525,038
WASHINGTON 2.7%
Central Puget Sound Regional Transit Authority
Central Puget Sound Regional Transit Authority Sales Motor Vehicle & Rental Car Tax RB Series 2016S-1	5.00%	11/01/46	2,250,000	2,584,472
County of King Sewer Revenue
Refunding RB Series 2024	2.88%	01/01/42 (b)(c)(d)	660,000	660,000
Grant County School District No. 161 Moses Lake
GO Bonds Series 2018	5.00%	12/01/34 (b)(c)	1,000,000	1,053,243
GO Bonds Series 2018	5.00%	12/01/35 (b)(c)	1,250,000	1,313,888
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/41 (b)(c)	1,000,000	1,007,443
King County School District No. 406 Tukwila
GO Bonds Series 2018	5.00%	12/01/37 (b)(c)	2,830,000	2,958,750
Port of Seattle
RB Series 2025B	5.00%	10/01/28	1,000,000	1,055,679
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/38 (b)	300,000	329,543
RB Series 2024	5.50%	12/01/39 (b)	500,000	545,098

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Washington Health Care Facilities Authority
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2014	5.00%	07/01/29 (b)	780,000	780,382
Overlake Hospital Medical Center Obligated Group Refunding RB Series 2017B	5.00%	07/01/32 (b)	1,845,000	1,891,750
Washington State Housing Finance Commission
Provident Group-SH I Properties LLC RB Series 2024	5.00%	07/01/54 (b)	1,500,000	1,457,902
				15,638,150
WEST VIRGINIA 0.2%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/48 (b)	1,000,000	1,093,698
WISCONSIN 1.1%
State of Wisconsin
Refunding GO Bonds Series 2023-2	5.00%	05/01/36 (b)	2,000,000	2,284,957
Wisconsin Center District
RB Series 2020D	3.20%	12/15/35 (b)(e)	2,900,000	2,032,635
Wisconsin Health & Educational Facilities Authority
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/31 (b)(g)	1,000,000	1,043,150
Franciscan Sisters of Christian Charity Sponsored Ministries, Inc. Obligated Group RB Series 2017A	5.00%	09/01/32 (b)(g)	1,025,000	1,069,229
				6,429,971
Total Municipal Securities (Cost $573,471,932)				583,575,862
Total Investments in Securities (Cost $573,471,932)				583,575,862

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(e)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(f)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(g)	Refunded bond.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

Schwab Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$583,575,862	$—	$583,575,862
Total	$—	$583,575,862	$—	$583,575,862

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab California Tax-Free Bond Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.3% OF NET ASSETS
CALIFORNIA 96.9%
Alameda Corridor Transportation Authority
RB Series 2024C	4.90%	10/01/49 (a)(b)	1,000,000	325,245
RB Series 2024C	5.03%	10/01/53 (a)(b)	1,000,000	259,957
Refunding RB Series 2022A	5.40%	10/01/50 (a)(b)(c)	3,000,000	1,701,253
Alameda County Fire Department
GO Bonds Series 2025	5.00%	06/01/44 (a)	625,000	690,813
GO Bonds Series 2025	5.00%	06/01/50 (a)	1,225,000	1,319,105
Alhambra Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,000,000	1,079,692
Anaheim Housing & Public Improvements Authority
Electric System Revenue RB Series 2025A	5.00%	10/01/32 (a)	450,000	508,125
Electric System Revenue Refunding RB Series 2025B	5.00%	10/01/32 (a)	500,000	564,584
Antelope Valley Community College District
GO Bonds Series 2025D	4.65%	08/01/44 (a)(b)	850,000	363,362
GO Bonds Series 2025D	4.71%	08/01/46 (a)(b)	1,000,000	383,990
Bay Area Toll Authority
Refunding RB Series 2023B	2.50%	04/01/55 (a)(d)(e)	560,000	560,000
Refunding RB Series 2024D	2.50%	04/01/59 (a)(d)(e)	845,000	845,000
Beverly Hills Unified School District
GO Bonds Series 2009	4.04%	08/01/26 (b)	555,000	546,504
GO Bonds Series 2017	4.06%	08/01/34 (a)(b)	7,705,000	5,458,361
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	4.38%	07/01/49 (a)	1,000,000	961,430
California Community Choice Financing Authority
RB Series 2022A-1	4.00%	05/01/53 (a)(f)	5,000,000	5,110,202
RB Series 2023C	5.25%	01/01/54 (a)(f)	3,750,000	3,994,501
RB Series 2023D	5.50%	05/01/54 (a)(f)	6,000,000	6,353,663
RB Series 2023F	5.50%	10/01/54 (a)(f)	4,465,000	4,901,213
RB Series 2023G	5.25%	11/01/54 (a)(f)	2,000,000	2,140,054
RB Series 2024E	5.00%	02/01/55 (a)(f)	2,000,000	2,152,103
RB Series 2025B	5.00%	03/01/56 (a)(f)	3,000,000	3,294,280
California County Tobacco Securitization Agency
Los Angeles County Securitization Corp. Refunding RB Series 2020A	4.00%	06/01/38 (a)	340,000	329,576
California Educational Facilities Authority
Leland Stanford Junior University RB Series 2025V-4	5.00%	03/01/55 (a)(f)	1,000,000	1,149,987
Leland Stanford Junior University RB Series 2025V-5	5.00%	03/01/55 (a)(f)	1,250,000	1,517,274

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
St. Mary’s College of California Refunding RB Series 2023A	5.25%	10/01/44 (a)	665,000	646,442
University of Redlands RB Series 2022A	5.00%	10/01/44 (a)	1,500,000	1,520,983
University of Southern California RB Series 2025A	5.00%	10/01/35	3,000,000	3,685,653
California Enterprise Development Authority
Sage Hill School Refunding RB Series 2024	5.00%	12/01/42 (a)	580,000	632,417
California Health Facilities Financing Authority
Adventist Health System/West Obligated Group RB Series 2024A	5.25%	12/01/40 (a)	500,000	548,558
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/38 (a)	1,165,000	1,301,900
CommonSpirit Health Obligated Group RB Series 2024A	5.00%	12/01/41 (a)	1,250,000	1,363,053
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/38 (a)	2,500,000	2,536,448
CommonSpirit Health Obligated Group Refunding RB Series 2020A	4.00%	04/01/45 (a)	2,750,000	2,582,785
Episcopal Communities & Services for Seniors Obligated Group RB Series 2024A	3.85%	11/15/27 (a)	1,300,000	1,301,096
Kaiser Foundation Hospitals RB Series 2017A-2	4.00%	11/01/44 (a)	2,000,000	1,905,596
Marshall Medical Center Refunding RB Series 2015	5.00%	11/01/28 (a)(d)	800,000	801,531
On Lok Senior Health Services Obligated Group Refunding RB Series 2020	5.00%	08/01/40 (a)	750,000	775,569
California Housing Finance Agency
RB Series 2025	2.95%	06/01/46 (a)(f)	500,000	500,615
RB Series 2025B	4.35%	02/01/43 (a)	2,000,000	2,014,308
City & County of San Francisco RB Series 2020N	4.00%	04/01/40 (a)	565,000	579,353
California Infrastructure & Economic Development Bank
Academy of Motion Picture Arts & Sciences Obligated Group Refunding RB Series 2023A	4.00%	11/01/41 (a)	2,000,000	2,030,312
Broad RB Series 2025A	5.00%	06/01/33	2,000,000	2,385,085
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/29 (a)	250,000	250,971
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/30 (a)	330,000	331,297
Walt Disney Family Museum LLC Refunding RB Series 2016	5.00%	02/01/31 (a)	350,000	351,381
California Municipal Finance Authority
Aldersly RB Series 2023A	5.00%	05/15/53 (a)(d)	2,500,000	2,610,751
California Municipal Finance Authority BOLD Program Special Tax Series 2023B	5.75%	09/01/53 (a)	1,000,000	1,062,201
Caritas Corp. CMFA Mobile Home Park Financing RB Series 2023A	5.25%	08/15/53 (a)	900,000	933,166
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/35 (a)	655,000	734,113
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Refunding RB Series 2024A	5.00%	08/15/37 (a)	365,000	403,408
Channing House Refunding RB Series 2017A	5.00%	05/15/27 (d)	350,000	362,782
Channing House Refunding RB Series 2017A	5.00%	05/15/34 (a)(d)	1,040,000	1,072,509
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/27	600,000	615,525
Eisenhower Medical Center Refunding RB Series 2017B	5.00%	07/01/30 (a)	1,150,000	1,174,322
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/29 (a)	655,000	658,883
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/30 (a)	750,000	754,532
HumanGood California Obligated Group Refunding RB Series 2019A	4.00%	10/01/31 (a)	500,000	502,884
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (a)	1,600,000	1,671,748
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/42 (a)	2,000,000	2,072,009
Ignatian Corp. RB Series 2024A	5.00%	09/01/33	515,000	604,749
Ignatian Corp. RB Series 2024A	5.00%	09/01/37 (a)	1,500,000	1,711,140
Inland Christian Home, Inc. RB Series 2020	4.00%	12/01/39 (a)(d)	500,000	509,699
Institute on Aging Refunding RB Series 2017	5.00%	08/15/29 (a)(d)	250,000	260,505
Institute on Aging Refunding RB Series 2017	5.00%	08/15/31 (a)(d)	575,000	599,763
Institute on Aging Refunding RB Series 2017	5.00%	08/15/32 (a)(d)	250,000	260,272
Institute on Aging Refunding RB Series 2017	5.00%	08/15/33 (a)(d)	250,000	259,778
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/27	100,000	103,150
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/28	115,000	120,342

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/29	125,000	132,705
Palomar Health Obligated Group Refunding COP Series 2022A	5.00%	11/01/30	100,000	107,502
Palomar Health Obligated Group Refunding COP Series 2022A	5.25%	11/01/52 (a)	2,000,000	2,061,941
PRS-California Obligated Group Refunding RB Series 2024A	5.00%	04/01/49 (a)	1,000,000	1,014,910
Republic Services, Inc. Refunding RB Series 2021A	3.45%	07/01/41 (a)(f)	1,000,000	999,828
Samuel Merritt University RB Series 2022	5.25%	06/01/53 (a)	2,000,000	2,068,727
Scripps College RB Series 2025	5.00%	07/01/30	300,000	332,123
Scripps College RB Series 2025	5.00%	07/01/31	465,000	523,415
Scripps College RB Series 2025	5.00%	07/01/32	500,000	569,797
Scripps College RB Series 2025	5.00%	07/01/50 (a)	750,000	771,886
System Management Group RB Series 2019A	5.00%	04/01/26	650,000	654,995
System Management Group RB Series 2019A	5.00%	04/01/27	1,100,000	1,136,343
University of La Verne Refunding RB Series 2017A	5.00%	06/01/28 (a)	1,000,000	1,025,558
University of La Verne Refunding RB Series 2017A	5.00%	06/01/29 (a)	1,000,000	1,022,753
Waste Management, Inc. RB Series 2020A	3.80%	10/01/45 (a)(f)	1,500,000	1,500,000
Waste Management, Inc. RB Series 2022A	3.45%	10/01/41 (a)(f)	1,000,000	1,003,158
Waste Management, Inc. RB Series 2024A	3.80%	11/01/46 (a)(f)	2,000,000	2,000,000
California Pollution Control Financing Authority
Republic Services, Inc. RB Series 2017A-1	3.45%	11/01/42 (a)(f)	1,000,000	1,000,085
Republic Services, Inc. RB Series 2019A-2	3.45%	11/01/42 (a)(f)	1,000,000	1,000,085
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/33 (a)	425,000	429,131
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2017	5.00%	10/15/47 (a)	600,000	596,445
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.50%	06/01/54 (a)	3,500,000	3,435,882
PIH Health, Inc. Obligated Group Refunding RB Series 2024A	5.00%	06/01/34	1,125,000	1,264,821
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/27	240,000	247,147
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/28	255,000	265,518
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/29	265,000	279,639
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/30	280,000	299,574
Kipp SoCal Public Schools Obligated Group RB Series 2017A	5.00%	07/01/37 (a)	590,000	599,693
California State Public Works Board
RB Series 2025A	5.00%	04/01/40 (a)	1,000,000	1,139,283
Refunding RB Series 2022C	5.00%	08/01/35 (a)	2,865,000	3,211,953
Refunding RB Series 2024C	5.00%	09/01/35 (a)	1,000,000	1,178,964
California State University
Refunding RB Series 2015A	5.00%	11/01/37 (a)	40,000	40,030
Refunding RB Series 2016B-3	3.13%	11/01/51 (a)(f)	2,200,000	2,200,893
Refunding RB Series 2025A	5.00%	11/01/28	1,065,000	1,150,190
Refunding RB Series 2025A	5.00%	11/01/43 (a)	2,000,000	2,230,931
CP Series A2 California State Univ CP Series A2	2.53%	03/05/26 (d)	3,000,000	2,999,842
California Statewide Communities Development Authority
Adventist Health System/West Obligated Group Refunding RB Series 2018A	5.00%	03/01/48 (a)	1,765,000	1,778,630
California Statewide Communities Development Authority Community Facilities District No. 2021- Special Tax Series 2023	5.00%	09/01/53 (a)	1,800,000	1,834,741
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/30 (a)	500,000	504,354
CHF-Irvine LLC Refunding RB Series 2016	5.00%	05/15/32 (a)	1,250,000	1,260,661
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/33 (a)	1,075,000	1,149,295
City of Salinas Measure X Sales Tax Revenue COP Series 2018B	5.00%	12/01/36 (a)	1,475,000	1,564,213
Loma Linda University Medical Center Obligated Group RB Series 2018A	5.25%	12/01/43 (a)	2,500,000	2,523,604
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/30 (a)	800,000	808,877

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Redlands Community Hospital Obligated Group Refunding RB Series 2016	5.00%	10/01/32 (a)	700,000	707,202
USC Obligated Group RB Series 2018	5.00%	01/01/31 (a)	1,700,000	1,786,271
USC Obligated Group RB Series 2018	5.00%	01/01/33 (a)	1,355,000	1,420,003
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/29 (a)(d)	300,000	319,558
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/30 (a)(d)	235,000	250,252
Viamonte Senior Living 1, Inc. RB Series 2018A	5.00%	07/01/32 (a)(d)	900,000	956,186
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/35 (a)(d)	275,000	279,721
Viamonte Senior Living 1, Inc. RB Series 2018A	4.00%	07/01/36 (a)(d)	425,000	431,674
Cambria Community Healthcare District
GO Bonds Series 2025A	5.00%	08/01/50 (a)	1,000,000	1,062,166
Central Valley Energy Authority
RB Series 2025	5.00%	12/01/55 (a)(f)	1,000,000	1,110,645
Chaffey Joint Union High School District
GO Bonds Series 2023G	4.30%	08/01/37 (a)(b)	1,000,000	637,051
GO Bonds Series 2023G	4.41%	08/01/38 (a)(b)	500,000	301,110
GO Bonds Series 2023G	4.57%	08/01/41 (a)(b)	1,500,000	763,282
GO Bonds Series 2023G	4.60%	08/01/42 (a)(b)	1,000,000	479,789
Chico Unified School District
GO Bonds Series 2021C	4.00%	08/01/44 (a)	1,325,000	1,320,332
Chino Valley Unified School District
GO Bonds Series 2024D	4.27%	08/01/40 (a)(b)	655,000	358,781
City & County of San Francisco
GO Bonds Series 2021E-1	4.00%	06/15/40 (a)	1,960,000	1,984,714
City of Clovis Sewer Revenue
Refunding RB Series 2015	5.25%	08/01/30 (a)	1,060,000	1,062,173
City of Irvine
City of Irvine Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.82%	09/01/50 (a)(b)	1,170,000	360,896
City of Irvine Community Facilities District No. 2013-3 Area No. 1 Refunding Special Tax Series 2024	4.83%	09/01/51 (a)(b)	750,000	219,841
Community Facilities District No. 2013-3 Improvement Area No. 1 Special Tax Series 2025	5.00%	09/01/50 (a)	1,000,000	1,058,386
City of Long Beach Airport System Revenue
RB Series 2022C	5.25%	06/01/47 (a)	1,000,000	1,030,241
City of Los Angeles
Revenue Notes Series 2025	5.00%	06/25/26	5,000,000	5,074,438
City of Los Angeles Department of Airports
RB Series 2018A	5.00%	05/15/27	795,000	817,923
RB Series 2018A	5.00%	05/15/33 (a)	1,225,000	1,279,974
RB Series 2019F	5.00%	05/15/36 (a)	850,000	894,569
RB Series 2020C	5.00%	05/15/27	1,290,000	1,327,196
RB Series 2022A	5.00%	05/15/36 (a)	2,160,000	2,372,028
Refunding RB Series 2018B	5.00%	05/15/32 (a)	1,000,000	1,046,639
Refunding RB Series 2018D	5.00%	05/15/27	1,060,000	1,090,564
Refunding RB Series 2021A	5.00%	05/15/51 (a)	1,500,000	1,527,959
Refunding RB Series 2022C	5.00%	05/15/27	1,000,000	1,028,834
Refunding RB Series 2025A	5.25%	05/15/40 (a)	2,000,000	2,239,172
Refunding RB Series 2025A	5.25%	05/15/50 (a)	2,500,000	2,641,241
City of Los Angeles Wastewater System Revenue
Refunding RB Series 2025A	5.00%	06/01/31	2,690,000	3,108,765
Refunding RB Series 2025A	5.00%	06/01/34	1,655,000	2,005,260
Refunding RB Series 2025C	5.00%	06/01/31	1,000,000	1,154,548

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Oakland
Refunding GO Bonds Series 2015A	5.00%	01/15/31 (a)	620,000	621,209
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (a)	400,000	322,215
City of Pasadena
Refunding COP Series 2015A	5.00%	02/01/26 (a)	600,000	600,991
City of San Francisco Public Utilities Commission Water Revenue
Refunding RB Series 2025F	5.00%	11/01/36	1,500,000	1,852,837
City of Susanville Natural Gas Revenue
Refunding RB Series 2019	4.00%	06/01/28 (a)	615,000	633,887
Refunding RB Series 2019	4.00%	06/01/30 (a)	680,000	704,397
City of Vernon Electric System Revenue
RB Series 2021A	5.00%	10/01/26	1,000,000	1,015,831
City of Victorville Electric Revenue
Refunding RB Series 2022A	5.00%	05/01/30	500,000	549,839
Colton Joint Unified School District
GO Bonds Series 2025	5.00%	08/01/43 (a)	650,000	715,959
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/42 (a)	970,000	986,071
Compton Unified School District
Refunding GO Bonds Series 2016F	5.50%	06/01/31 (a)	750,000	761,397
Corona Utility Authority Water Reclamation Revenue
Refunding RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,071,740
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,500,000	1,596,435
Corona Utility Authority Water Revenue
RB Series 2025	5.00%	09/01/50 (a)	1,000,000	1,066,768
Corona-Norco Unified School District
GO Bonds Series 2002D	3.85%	09/01/27 (b)	2,400,000	2,287,910
County of Sacramento Airport System Revenue
RB Series 2025A	5.00%	07/01/31	750,000	825,760
RB Series 2025A	5.00%	07/01/33	1,250,000	1,405,095
County of San Diego
Sanford Burnham Prebys Medical Discovery Institute Refunding RB Series 2015A	5.00%	11/01/26 (a)	1,000,000	1,001,603
Desert Sands Unified School District
GO Bonds Series 2025	4.00%	08/01/41 (a)	635,000	655,224
Dinuba Unified School District
COP Series 2023	5.50%	06/01/38 (a)	1,250,000	1,251,574
Discovery Bay Public Financing Authority
Discovery Bay Community Services District RB Series 2022	5.00%	12/01/52 (a)	1,000,000	1,057,451
East Bay Municipal Utility District Water System Revenue
RB Series 2025A	5.00%	06/01/45 (a)	1,250,000	1,387,228
El Camino Community College District Fountation
GO Bonds Series 2024E	4.00%	08/01/42 (a)	500,000	510,140
Elk Grove Finance Authority
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/34	480,000	562,428
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/37 (a)	550,000	636,877
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/40 (a)	1,100,000	1,242,369
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/43 (a)	435,000	477,532
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/47 (a)	1,000,000	1,067,232
Community Facilities District No. 2005-1 Laguna Ridge Special Tax Series 2025	5.00%	09/01/51 (a)	1,000,000	1,054,850

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Fontana Public Facilities Financing Authority
Refunding RB Series 2025A	5.00%	11/01/44 (a)	500,000	551,928
Refunding RB Series 2025A	5.00%	11/01/45 (a)	450,000	493,720
Foothill-Eastern Transportation Corridor Agency
Refunding RB Series 2014A	6.85%	01/15/42 (a)(c)	1,000,000	1,149,046
Fresno Joint Powers Financing Authority
RB Series 2025A	5.25%	04/01/50 (a)	1,500,000	1,618,432
Refunding RB Series 2017A	5.00%	04/01/26	850,000	857,188
Refunding RB Series 2017A	5.00%	04/01/28 (a)	1,415,000	1,463,206
Fresno Unified School District
GO Bonds Series 2018A	4.08%	08/01/33 (a)(b)(g)	1,120,000	828,919
GO Bonds Series 2018A	4.18%	08/01/34 (a)(b)(g)	1,900,000	1,339,993
Goleta Water District
Refunding RB Series 2023A	5.00%	09/01/29	400,000	437,382
Greenfield Redevelopment Agency
Refunding Tax Allocation Series 2016	5.00%	02/01/29 (a)	730,000	732,946
Hacienda La Puente Unified School District
GO Bonds Series 2023A	4.00%	08/01/43 (a)	1,100,000	1,107,476
Hastings Campus Housing Finance Authority
RB Series 2020A	5.00%	07/01/45 (a)	2,800,000	2,671,881
Hayward Unified School District
GO Bonds Series 2025B	5.00%	08/01/44 (a)	500,000	545,169
GO Bonds Series 2025B	5.00%	08/01/45 (a)	500,000	542,156
GO Bonds Series 2025B	5.00%	08/01/47 (a)	1,000,000	1,072,850
GO Bonds Series 2025B	5.00%	08/01/50 (a)	1,500,000	1,589,765
Imperial Irrigation District Electric System Revenue
Refunding RB Series 2025	5.00%	11/01/44 (a)	600,000	660,224
Imperial Unified School District
GO Bonds Series 2017A	5.25%	08/01/43 (a)(g)	1,430,000	1,498,176
Independent Cities Finance Authority
Millennium Housing of California Refunding RB Series 2019	4.25%	05/15/26	810,000	814,544
Millennium Housing of California Refunding RB Series 2019	5.00%	05/15/48 (a)	2,000,000	2,024,581
Indian Wells Redevelopment Successor Agency
Refunding Tax Allocation Series 2015A	5.00%	09/01/27 (a)	1,250,000	1,252,282
Inglewood Joint Powers Authority
RB Series 2025	5.25%	08/01/50 (a)(d)(h)	1,500,000	1,617,507
RB Series 2025	4.38%	08/01/55 (a)(d)(h)	500,000	493,902
Inglewood Redevelopment Successor Agency
Refunding Tax Allocation Series 2017A	5.00%	05/01/26	500,000	504,802
Inglewood Unified School District
GO Bonds Series 2018B	5.00%	08/01/35 (a)	200,000	202,832
GO Bonds Series 2018B	5.00%	08/01/37 (a)	720,000	728,989
Irvine Ranch Water District
Refunding Special Assessment Series 2011A-2	2.25%	10/01/37 (a)(d)(e)(f)	1,120,000	1,120,000
Kern County Water Agency Improvement District No. 4
Refunding RB Series 2016A	5.00%	05/01/30 (a)	1,500,000	1,516,225
Kern High School District
GO Bonds Series 2017A	3.00%	08/01/29 (a)	1,000,000	1,003,540
Lake Tahoe Unified School District
GO Bonds Series 2025A	5.00%	08/01/54 (a)	2,355,000	2,494,799

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Lancaster Redevelopment Successor Agency
Refunding Tax Allocation Series 2017	4.00%	08/01/26	1,360,000	1,369,546
Refunding Tax Allocation Series 2017	5.00%	08/01/29 (a)	820,000	833,424
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/32 (a)	335,000	336,274
Los Alamitos Unified School District
Refunding GO Bonds Series 2016	3.00%	08/01/36 (a)	2,605,000	2,543,646
Los Angeles County Development Authority
Building 402 LP RB Series 2023F	3.38%	01/01/46 (a)(f)	3,250,000	3,250,046
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/38 (a)	2,000,000	2,357,241
RB Series 2025J	5.00%	12/01/42 (a)	600,000	673,046
Refunding RB Series 2024H	5.00%	12/01/30	1,500,000	1,706,158
Refunding RB Series 2024H	5.00%	12/01/33	3,550,000	4,237,985
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2016B	5.00%	07/01/36 (a)	1,265,000	1,266,282
Los Angeles Department of Water & Power Power System Revenue RB Series 2021C	5.00%	07/01/38 (a)	745,000	804,566
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2024B	5.00%	07/01/36 (a)	1,365,000	1,539,428
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2025A	5.00%	07/01/28 (a)	750,000	784,397
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2025A	5.00%	07/01/43 (a)	100,000	107,831
Power System Revenue Refunding RB Series 2025C	5.00%	07/01/35	1,350,000	1,565,759
System Revenue Refunding RB Series 2025B	5.00%	07/01/32	3,500,000	3,948,022
System Revenue Refunding RB Series 2025B	5.00%	07/01/34	1,000,000	1,153,158
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (a)	2,000,000	2,205,610
Refunding RB Series 2025A	5.00%	01/01/30 (a)	2,000,000	2,152,853
Refunding RB Series 2025B	5.00%	07/01/32	900,000	1,015,206
Refunding RB Series 2025C	5.00%	07/01/29	1,270,000	1,368,186
Refunding RB Series 2025C	5.00%	07/01/33	1,640,000	1,871,987
Refunding RB Series 2025C	5.00%	07/01/34	2,500,000	2,882,895
Refunding RB Series 2025C	5.00%	07/01/42 (a)	1,250,000	1,364,935
Los Angeles Unified School District
GO Bonds Series 2021RYRR	4.00%	07/01/46 (a)	770,000	755,249
GO Bonds Series 2024QRR	5.00%	07/01/35 (a)	725,000	877,835
GO Bonds Series 2024QRR	5.00%	07/01/44 (a)	1,505,000	1,651,475
Los Osos Community Services Waste Water Assessment District No. 1
Refunding Special Assessment Series 2019	5.00%	09/02/26	740,000	751,401
Merced City School District
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,066,310
Metropolitan Water District of Southern California
RB Series 2016A	5.00%	07/01/34 (a)(g)	390,000	390,864
Refunding RB Series 2024C	5.00%	04/01/39 (a)	1,000,000	1,165,272
Midpeninsula Regional Open Space District Field Employees Corp.
GO Bonds Series 2024	4.00%	03/01/49 (a)	775,000	757,233
Modesto Irrigation District
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/26 (a)	1,250,000	1,251,441
Modesto Irrigation District Electric System Revenue RB Series 2015A	5.00%	10/01/40 (a)	2,000,000	2,001,709

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Moreno Valley Unified School District
GO Bonds Series 2025A	5.25%	08/01/44 (a)	1,115,000	1,247,908
GO Bonds Series 2025A	5.25%	08/01/45 (a)	1,300,000	1,446,372
Moulton-Niguel Water District Public Facilities Corp.
COP Series 2021	2.25%	09/01/45 (a)	1,500,000	1,040,826
Mount Diablo Unified School District
GO Bonds Series 2025C	5.00%	08/01/38 (a)	1,000,000	1,178,389
GO Bonds Series 2025C	5.00%	08/01/41 (a)	675,000	764,721
Mountain View School District School Facilities Improvement District No. 2
GO Bonds Series 2024	3.95%	07/01/29 (a)(b)	1,250,000	1,101,298
Mt San Antonio Community College District
GO Bonds Series 2021E	4.27%	08/01/46 (a)(b)	1,430,000	557,386
Municipal Improvement Corp. of Los Angeles
RB Series 2025A	5.00%	05/01/36 (a)	750,000	877,983
RB Series 2025A	5.00%	05/01/37 (a)	750,000	869,956
New Haven Unified School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,845,000	1,873,963
Northern California Energy Authority
Refunding RB Series 2024	5.00%	12/01/54 (a)(f)	3,000,000	3,228,180
Oakland Unified School District/Alameda County
GO Bonds Series 2019A	5.00%	08/01/31 (a)	500,000	520,073
GO Bonds Series 2023A	5.00%	08/01/38 (a)	1,150,000	1,299,467
Oakley Redevelopment Agency
Refunding Tax Allocation Series 2018	5.00%	09/01/30 (a)	500,000	533,384
Refunding Tax Allocation Series 2018	5.00%	09/01/31 (a)	660,000	702,421
Refunding Tax Allocation Series 2018	5.00%	09/01/33 (a)	725,000	769,853
Oceanside Unified School District
GO Bonds Series 2023B	4.00%	08/01/45 (a)	1,500,000	1,477,076
Ojai Unified School District
GO Bonds Series 2023B	5.25%	08/01/48 (a)	1,100,000	1,183,784
GO Bonds Series 2023B	5.50%	08/01/53 (a)	1,750,000	1,897,015
Orange County Local Transportation Authority Sales Tax Revenue
Refunding RB Series 2025	5.00%	02/15/41 (a)	1,000,000	1,140,243
Oxnard Financing Authority
Refunding RB Series 2018	5.00%	06/01/33 (a)	1,250,000	1,326,810
Refunding RB Series 2018	5.00%	06/01/34 (a)	1,235,000	1,312,449
Refunding RB Series 2018	5.00%	06/01/35 (a)	770,000	816,012
Oxnard Union High School District
GO Bonds Series 2022C	3.50%	08/01/45 (a)	1,250,000	1,115,650
Pacifica Financing Authority
City of Pacifica Wastewater Revenue RB Series 2017	5.00%	10/01/32 (a)	1,030,000	1,075,075
Pajaro Valley Unified School District
GO Bonds Series 2025A	5.00%	08/01/45 (a)	350,000	380,630
GO Bonds Series 2025A	5.00%	08/01/49 (a)	1,000,000	1,070,713
Palmdale Elementary School District
GO Bonds Series 2017B	5.25%	08/01/42 (a)	2,500,000	2,569,147
Pasadena Public Financing Authority
Refunding RB Series 2024	4.54%	06/01/45 (a)(b)	1,000,000	421,837
Refunding RB Series 2024	4.65%	06/01/48 (a)(b)	500,000	180,203

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Perris Elementary School District
GO Bonds Series 2023	4.00%	08/01/46 (a)	1,635,000	1,591,307
GO Bonds Series 2023	5.00%	08/01/47 (a)	1,065,000	1,149,272
Pico Rivera Public Financing Authority
Refunding RB Series 2016	5.50%	09/01/29 (a)	350,000	358,531
Refunding RB Series 2016	5.25%	09/01/33 (a)	800,000	816,032
Pismo Beach Public Financing Agency
RB Series 2024A	4.00%	12/01/49 (a)	1,000,000	967,641
Pittsburg Unified School District
GO Bonds Series 2023D	5.00%	08/01/47 (a)	2,000,000	2,108,761
Pleasant Valley School District/Ventura County
Refunding GO Bonds Series 2002A	5.85%	08/01/31	1,420,000	1,517,529
Pleasanton Unified School District
GO Bonds Series 2025	5.00%	08/01/26	750,000	763,879
Port of Los Angeles
Refunding RB Series 2024A-1	5.00%	08/01/31	1,000,000	1,112,140
Refunding RB Series 2024A-1	5.00%	08/01/32	1,750,000	1,971,401
Port of Oakland
RB Series 2021H	5.00%	05/01/26 (g)	5,000	5,049
RB Series 2021H	5.00%	05/01/28 (g)	15,000	15,851
Refunding RB Series 2021H	5.00%	05/01/26	1,745,000	1,759,647
Refunding RB Series 2021H	5.00%	05/01/28	1,235,000	1,294,438
Ravenswood City School District
GO Bonds Series 2023	4.50%	08/01/48 (a)	1,250,000	1,264,260
GO Bonds Series 2023	5.25%	08/01/53 (a)	3,500,000	3,720,161
GO Bonds Series 2025A	4.50%	08/01/52 (a)	1,100,000	1,109,454
GO Bonds Series 2025B	5.02%	08/01/48 (a)(b)	1,000,000	336,759
Redwood City Public Facilities & Infrastructure Authority
RB Series 2021	3.00%	06/01/51 (a)	1,790,000	1,346,219
Rialto Unified School District
COP Series 2024	5.00%	09/01/30	350,000	388,168
COP Series 2024	5.00%	09/01/31	325,000	366,112
COP Series 2024	5.00%	09/01/32	450,000	513,628
Rib Floater Trust Various States
RB Series 2022-008	2.80%	05/15/42 (a)(d)(i)(j)	3,100,000	3,100,000
Riverside Community College District
GO Bonds Series 2025A	4.00%	08/01/41 (a)	700,000	717,425
GO Bonds Series 2025A	4.00%	08/01/42 (a)	600,000	609,335
GO Bonds Series 2025A	4.00%	08/01/43 (a)	815,000	821,404
Riverside County Transportation Commission
Refunding RB Series 2021B-1	4.00%	06/01/40 (a)	4,000,000	3,997,026
Ross Valley Public Financing Authority
RB Series 2013	5.00%	10/01/27 (a)	200,000	200,351
RB Series 2013	5.00%	10/01/43 (a)	1,000,000	1,001,422
Sacramento City Unified School District
GO Bonds Series 2025C	5.00%	08/01/40 (a)	1,000,000	1,142,087
GO Bonds Series 2025C	5.00%	08/01/41 (a)	1,000,000	1,128,990
GO Bonds Series 2025C	5.00%	08/01/42 (a)	1,000,000	1,114,632
GO Bonds Series 2025C	5.00%	08/01/43 (a)	1,000,000	1,101,492
San Bernardino Community College District
GO Bonds Series 2023B	4.13%	08/01/49 (a)	3,125,000	3,087,302

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Diego Community College District
GO Bonds Series 2024	4.00%	08/01/43 (a)	1,250,000	1,261,308
San Diego County Regional Airport Authority
RB Series 2017B	5.00%	07/01/29 (a)	1,980,000	2,041,351
RB Series 2017B	5.00%	07/01/31 (a)	1,000,000	1,029,582
RB Series 2023B	5.00%	07/01/33	2,245,000	2,547,853
San Diego Public Facilities Financing Authority
Refunding RB Series 2024A	5.00%	10/15/40 (a)	850,000	973,211
Refunding RB Series 2025A	5.25%	10/15/55 (a)	2,500,000	2,710,396
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/37 (a)	1,145,000	1,348,275
City of San Diego Sewer Utility Revenue RB Series 2024A	5.00%	05/15/38 (a)	1,120,000	1,305,138
San Diego Unified School District
GO Bonds Series 2010C	3.55%	07/01/33 (b)	110,000	88,771
GO Bonds Series 2025C-3	5.00%	07/01/47 (a)	1,000,000	1,089,347
GO Bonds Series 2025I-3	4.13%	07/01/50 (a)	500,000	493,576
GO Bonds Series 2025P-2	5.00%	07/01/42 (a)	500,000	569,180
Refunding GO Bonds Series 2025ZR-6A	5.00%	07/01/43	500,000	588,124
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/39 (a)	2,450,000	2,549,475
RB Series 2019E	5.00%	05/01/40 (a)	325,000	336,355
Refunding RB Series 2018G	5.00%	05/01/27	1,200,000	1,234,004
Refunding RB Series 2020A	5.00%	05/01/37 (a)	3,500,000	3,711,769
Refunding RB Series 2022A	5.00%	05/01/30	800,000	871,021
Refunding RB Series 2022A	5.00%	05/01/31	1,690,000	1,868,960
Refunding RB Series 2023C	5.00%	05/01/33	5,000,000	5,648,225
San Francisco City & County Redevelopment Successor Agency
Refunding Tax Allocation Series 2014C	5.00%	08/01/28 (a)	305,000	305,457
Refunding Tax Allocation Series 2014C	5.00%	08/01/29 (a)	430,000	430,625
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/39 (a)	875,000	1,001,999
City & County of San Francisco Community Facilities District No. 6 Refunding Special Tax Series 2023	5.25%	08/01/40 (a)	1,000,000	1,137,901
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/35	1,600,000	1,888,593
Mission Bay South Redevelopment Area Tax Increment Financing District Refunding Tax Allocation Series 2025B	5.00%	08/01/36 (a)	1,350,000	1,579,635
San Francisco Community College District
GO Bonds Series 2024B	5.25%	06/15/49 (a)	1,500,000	1,633,986
Refunding GO Bonds Series 2025	5.00%	06/15/30	1,170,000	1,312,769
Refunding GO Bonds Series 2025	5.00%	06/15/31	1,200,000	1,376,425
San Jacinto Unified School District
GO Bonds Series 2017	5.00%	08/01/34 (a)	1,155,000	1,203,729
San Luis Obispo County Community College District
GO Bonds Series 2024D	4.00%	08/01/40 (a)	500,000	517,113
Santa Monica Public Financing Authority
RB Series 2018	5.00%	07/01/35 (a)	475,000	493,820
Santa Rosa High School District
GO Bonds Series 2025B	5.00%	08/01/42 (a)	500,000	552,733
GO Bonds Series 2025B	5.00%	08/01/43 (a)	500,000	547,622

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Sierra View Local Health Care District
Refunding RB Series 2020	4.00%	07/01/26	300,000	301,388
Refunding RB Series 2020	5.00%	07/01/27	630,000	647,775
Refunding RB Series 2020	5.00%	07/01/30	645,000	695,208
South San Francisco Public Facilities Financing Authority
RB Series 2021A	4.00%	06/01/46 (a)	1,500,000	1,459,243
South San Francisco Unified School District
GO Bonds Series 2023	4.00%	09/01/48 (a)	1,000,000	971,311
Southern California Public Power Authority
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/42 (a)	500,000	558,465
Los Angeles Department of Water & Power Power System Revenue RB Series 2025-1	5.25%	07/01/43 (a)	500,000	553,340
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/27	2,500,000	2,598,071
Los Angeles Department of Water & Power Power System Revenue Refunding RB Series 2023-1	5.00%	07/01/28	1,000,000	1,059,323
Stanislaus Union School District
GO Bonds Series 2025A	4.50%	08/01/54 (a)	1,520,000	1,528,323
State of California
GO Bonds Series 2020	4.00%	03/01/36 (a)(g)	30,000	31,964
GO Bonds Series 2020	4.00%	03/01/36 (a)	1,365,000	1,419,843
GO Bonds Series 2022	5.00%	09/01/39 (a)	1,250,000	1,393,508
GO Bonds Series 2024	5.00%	08/01/31	1,000,000	1,138,510
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,420,000	1,584,450
GO Bonds Series 2025	5.00%	03/01/29	1,815,000	1,965,632
GO Bonds Series 2025	5.00%	08/01/33	1,500,000	1,759,618
GO Bonds Series 2025	5.00%	03/01/42 (a)	400,000	446,924
GO Bonds Series 2025	5.00%	08/01/43 (a)	1,500,000	1,664,342
GO Bonds Series 2025	5.00%	08/01/44 (a)	1,500,000	1,657,617
Refunding GO Bonds Series 2007	5.25%	08/01/32	3,250,000	3,759,136
Refunding GO Bonds Series 2013	5.00%	10/01/26 (a)	5,000	5,010
Refunding GO Bonds Series 2016	5.00%	09/01/29 (a)	1,290,000	1,313,763
Refunding GO Bonds Series 2016	4.00%	09/01/33 (a)	1,500,000	1,508,643
Refunding GO Bonds Series 2017	3.50%	08/01/27	1,500,000	1,525,647
Refunding GO Bonds Series 2017	5.00%	08/01/32 (a)	2,000,000	2,032,461
Refunding GO Bonds Series 2019	5.00%	04/01/30	1,930,000	2,138,780
Refunding GO Bonds Series 2019	5.00%	04/01/30 (a)	915,000	992,017
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	2,000,000	2,292,373
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	5,000,000	5,933,520
Refunding GO Bonds Series 2024	5.00%	08/01/37 (a)	1,700,000	1,972,206
Refunding GO Bonds Series 2025	5.00%	08/01/28	2,000,000	2,138,923
Refunding GO Bonds Series 2025	5.00%	08/01/33	2,000,000	2,346,157
Refunding GO Bonds Series 2025	5.00%	08/01/34 (a)	150,000	150,223
Refunding GO Bonds Series 2025	5.00%	03/01/38 (a)	1,000,000	1,163,935
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	500,000	545,024
Sunnyvale Financing Authority
RB Series 2025	5.00%	11/01/44 (a)	850,000	942,740
Temescal Valley Water District Public Financing Authority
Refunding Special Tax Series 2024	5.00%	09/01/33	550,000	639,120
Refunding Special Tax Series 2024	5.00%	09/01/34	475,000	558,587

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tender Option Bond Trust Receipts/Certificates
RB Series 2025XM-1238	2.60%	05/01/32 (a)(d)(i)(j)	900,000	900,000
RB Series 2025XM-1264	2.60%	05/01/32 (a)(d)(i)(j)	5,580,000	5,580,000
RB Series 2025XX-1369	2.80%	05/01/55 (a)(d)(i)(j)	315,000	315,000
Truckee-Donner Public Utility District Water System Revenue
RB Series 2022A	5.00%	11/15/52 (a)	1,500,000	1,583,810
Twin Rivers Unified School District
GO Bonds Series 2025B	4.50%	08/01/49 (a)	2,000,000	2,027,032
University of California
RB Series 2017M	5.00%	05/15/52 (a)	2,000,000	2,031,105
RB Series 2025CA	5.00%	05/15/38 (a)	2,000,000	2,343,058
RB Series 2025CB	5.00%	05/15/37 (a)	1,500,000	1,777,514
Refunding RB Series 2021Q	3.00%	05/15/51 (a)	930,000	713,832
Refunding RB Series 2024BS	5.00%	05/15/43 (a)	1,000,000	1,104,758
Refunding RB Series 2024BV	5.00%	05/15/40 (a)	500,000	569,510
Refunding RB Series 2024BW	5.00%	05/15/40 (a)	1,000,000	1,139,019
University of California Hastings College of the Law
Refunding RB Series 2017	5.00%	04/01/32 (a)	1,100,000	1,136,446
Refunding RB Series 2017	5.00%	04/01/34 (a)	1,115,000	1,150,045
Vallejo City Unified School District
GO Bonds Series 2025	4.00%	08/01/42 (a)	1,000,000	1,007,329
West Contra Costa Unified School District
Refunding GO Bonds Series 2025A	5.00%	08/01/37 (a)	450,000	533,443
Refunding GO Bonds Series 2025A	5.00%	08/01/38 (a)	400,000	468,775
West Hills Community College District
Refunding GO Bonds Series 2016B	5.00%	08/01/26	450,000	457,725
Refunding GO Bonds Series 2016B	5.00%	08/01/30 (a)	595,000	606,096
Refunding GO Bonds Series 2016B	5.00%	08/01/31 (a)	635,000	646,729
				508,117,146
GUAM 1.5%
Guam Government Waterworks Authority
Guam Waterworks Authority Water & Wastewater System Refunding RB Series 2024A	5.00%	07/01/41 (a)	600,000	632,891
Water & Wastewater System RB Series 2025A	5.25%	07/01/40 (a)	645,000	706,932
Water & Wastewater System RB Series 2025A	5.25%	07/01/41 (a)	585,000	631,534
Water & Wastewater System RB Series 2025A	5.25%	07/01/50 (a)	250,000	258,832
Guam Power Authority
Refunding RB Series 2022A	5.00%	10/01/32	2,000,000	2,228,622
Refunding RB Series 2022A	5.00%	10/01/39 (a)	1,190,000	1,266,577
Refunding RB Series 2024A	5.00%	10/01/36 (a)	400,000	441,117
Refunding RB Series 2024A	5.00%	10/01/37 (a)	650,000	709,334
Territory of Guam
Refunding RB Series 2025G	5.00%	01/01/28	500,000	518,535
Refunding RB Series 2025G	5.00%	01/01/34	500,000	558,525
				7,952,899

Schwab California Tax-Free Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.9%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (a)	2,500,000	2,380,003
RB Series 2018A-1	5.00%	07/01/58 (a)	2,500,000	2,437,415
				4,817,418
Total Municipal Securities (Cost $512,199,032)				520,887,463
Total Investments in Securities (Cost $512,199,032)				520,887,463

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(c)	Step up bond that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(g)	Refunded bond.
(h)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(i)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,895,000 or 1.9% of net assets.

(j)
TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

TOB —	Tender option bond
VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$520,887,463	$—	$520,887,463
Total	$—	$520,887,463	$—	$520,887,463

[1]	As categorized in the Portfolio Holdings.

Schwab Investments
Schwab Opportunistic Municipal Bond Fund

Portfolio Holdings as of November 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 100.4% OF NET ASSETS
ALABAMA 2.2%
Black Belt Energy Gas District
RB Series 2023C	5.50%	10/01/54 (a)(b)	250,000	276,316
RB Series 2024D	5.00%	03/01/55 (a)(b)	250,000	271,368
Refunding RB Series 2022D-1	4.00%	07/01/52 (b)	500,000	504,976
Energy Southeast A Cooperative District
RB Series 2023B-1	5.75%	04/01/54 (a)(b)	250,000	276,676
Southeast Energy Authority A Cooperative District
RB Series 2024C	5.00%	10/01/55 (a)(b)	250,000	272,596
RB Series 2025H	5.00%	11/01/35 (b)(c)	250,000	270,068
				1,872,000
ARIZONA 1.5%
Arizona Health Facilities Authority
Banner Health Obligated Group RB Series 2015C	2.85%	01/01/46 (b)(d)(e)	485,000	485,000
Arizona Industrial Development Authority
Equitable School Revolving Fund LLC Obligated Group RB Series 2023A	5.00%	11/01/33 (b)	150,000	164,735
La Paz County Industrial Development Authority
Harmony Public Schools RB Series 2018A	5.00%	02/15/38 (b)	400,000	406,173
Salt River Project Agricultural Improvement & Power District
RB Series 2025C	5.00%	01/01/51 (b)	250,000	265,044
				1,320,952
CALIFORNIA 10.3%
Antelope Valley Community College District
GO Bonds Series 2025D	4.62%	08/01/43 (b)(f)	700,000	316,689
Burbank-Glendale-Pasadena Airport Authority Brick Campaign
RB Series 2024B	5.25%	07/01/54 (b)	100,000	104,209
California Community Choice Financing Authority
RB Series 2023C	5.25%	01/01/54 (a)(b)	250,000	266,300
RB Series 2024A-1	5.00%	05/01/54 (a)(b)	250,000	267,837
RB Series 2025C	5.00%	12/01/55 (a)(b)	250,000	266,324
California Educational Facilities Authority
St. Mary’s College of California Refunding RB Series 2023A	5.00%	10/01/38 (b)	200,000	202,465
California Municipal Finance Authority
HumanGood California Obligated Group Refunding RB Series 2025A	5.00%	10/01/41 (b)	210,000	219,417
Republic Services, Inc. RB Series 2021B	3.85%	07/01/51 (a)(b)	250,000	249,944

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
California Public Finance Authority
Henry Mayo Newhall Hospital Obligated Group Refunding RB Series 2021A	4.00%	10/15/28	350,000	355,828
P3 Irvine SL Holdings LLC Obligated Group RB Series 2024A	6.20%	06/01/44 (b)	250,000	245,646
California School Finance Authority
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/26	230,000	232,248
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/43 (b)	175,000	176,311
Granada Hills Charter High School Obligated Group RB Series 2024A	5.00%	07/01/44 (b)	185,000	185,468
Chaffey Joint Union High School District
GO Bonds Series 2024H	4.46%	08/01/49 (b)(f)	500,000	166,733
City of Palo Alto
COP Series 2021	2.00%	11/01/38 (b)	250,000	201,384
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2025D	5.00%	11/01/51 (b)	250,000	266,302
Compton Community College District
GO Bonds Series 2024B	4.00%	08/01/43 (b)	250,000	251,915
Fresno Joint Powers Financing Authority
City of Fresno RB Series 2025A	5.25%	04/01/55 (b)	250,000	268,102
Hawthorne Public Financing Authority
RB 2024	5.00%	11/01/49 (b)	250,000	267,896
Los Angeles County Public Works Financing Authority
RB Series 2025J	5.00%	12/01/44 (b)	250,000	275,275
Los Angeles Department of Water & Power
Los Angeles Department of Water & Power Power System Revenue RB Series 2022B	5.00%	07/01/43 (b)	200,000	211,298
Los Angeles Department of Water & Power Water System Revenue
RB Series 2024A	5.00%	07/01/39 (b)	155,000	170,935
Refunding RB Series 2025C	5.00%	07/01/49 (b)	250,000	261,305
Pacifica School District
GO Bonds Series 2024	4.00%	08/01/42 (b)	140,000	141,354
GO Bonds Series 2024	4.00%	08/01/43 (b)	200,000	200,637
Pasadena Public Financing Authority
Refunding RB Series 2024	4.38%	06/01/42 (b)(f)	500,000	250,838
Pomona Unified School District
GO Bonds Series 2025-A	5.00%	08/01/55 (b)	250,000	264,032
Poway Unified School District
Poway Unified School District Facilities Improvement District No. 2007-1 GO Bonds Series 2011	4.67%	08/01/51 (f)	600,000	189,841
San Diego County Regional Airport Authority
RB Series 2021B	4.00%	07/01/46 (b)	250,000	230,830
RB Series 2023B	5.25%	07/01/34 (b)	250,000	286,698
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2019E	5.00%	05/01/38 (b)	205,000	213,959
Santa Rosa High School District
GO Bonds Series 2025B	4.75%	08/01/54 (b)	250,000	257,340
Southern California Public Power Authority
City of Anaheim Electric System Revenue RB Series 2024A	5.00%	04/01/55 (a)(b)	250,000	267,633
State of California
GO Bonds Series 2022	3.00%	04/01/52 (b)	330,000	253,901
Refunding GO Bonds Series 2025	5.00%	03/01/37 (b)	250,000	293,436
Refunding GO Bonds Series 2025	5.00%	08/01/45 (b)	250,000	273,354

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of California
Refunding RB Series 2018O	4.00%	05/15/48 (b)	250,000	242,050
				8,795,734
COLORADO 2.3%
City & County of Denver Airport System Revenue
RB Series 2022A	4.13%	11/15/53 (b)	500,000	453,429
Colorado Educational & Cultural Facilities Authority
Loveland Classical Schools RB Series 2023	5.00%	07/01/53 (b)(d)	375,000	372,272
Colorado Health Facilities Authority
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	5.00%	08/01/28	215,000	225,547
CommonSpirit Health Obligated Group Refunding RB Series 2019A-1	4.00%	08/01/44 (b)	200,000	181,790
Intermountain Healthcare Obligated Group Refunding RB Series 2019A	4.00%	01/01/35 (b)	375,000	383,900
Whispering Pines Metropolitan District No. 1
Refunding GO Bonds Series 2023	5.00%	12/01/43 (b)	325,000	340,137
				1,957,075
CONNECTICUT 1.0%
Connecticut State Health & Educational Facilities Authority
Yale University RB Series 2025B	5.00%	07/01/64 (a)(b)	250,000	292,671
State of Connecticut
GO Bonds Series 2020A	4.00%	01/15/33 (b)	275,000	286,938
GO Bonds Series 2020A	4.00%	01/15/37 (b)	250,000	257,292
				836,901
DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority Aviation Revenue
Refunding RB Series 2024A	5.00%	10/01/44 (b)	250,000	259,721
Refunding RB Series 2025A	5.00%	10/01/50 (b)	250,000	257,241
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
Refunding RB Series 2019A	5.00%	10/01/44 (b)	250,000	255,888
				772,850
FLORIDA 6.6%
Alachua County Health Facilities Authority
Shands Teaching Hospital & Clinics Obligated Group RB Series 2019A	3.00%	12/01/46 (b)	250,000	189,247
City of Cape Coral Water & Sewer Revenue
RB Series 2025	5.25%	10/01/55 (b)	250,000	267,260
City of Hialeah Utility System
Refunding RB Series 2022	5.00%	10/01/31	200,000	219,924
City of Tampa
RB Series 2021C	2.00%	10/01/40 (b)	250,000	190,058
H Lee Moffitt Cancer Center & Research Institute Obligated Group RB Series 2020B	5.00%	07/01/34 (b)	255,000	274,288
County of Broward Port Facilities Revenue
RB Series 2025	5.00%	09/01/39 (b)	250,000	270,352
County of Miami-Dade Seaport Department
Refunding RB Series 2023A	5.00%	10/01/26	210,000	213,342
County of Miami-Dade Water & Sewer System Revenue
RB Series 2025A	5.00%	10/01/55 (b)(c)	250,000	260,646
Refunding RB Series 2025B	4.00%	10/01/42 (b)(c)	250,000	249,327

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Florida Development Finance Corp.
Florida Health Sciences Center, Inc. Obligated Group RB Series 2024A	4.50%	08/01/55 (b)	135,000	127,683
Greater Orlando Aviation Authority
RB Series 2024	5.00%	10/01/30	250,000	273,452
Hillsborough County Industrial Development Authority
BayCare Obligated Group Refunding RB Series 2024C	5.50%	11/15/54 (b)	250,000	268,653
JEA Electric System Revenue
Refunding RB Series 2024A	5.00%	10/01/38 (b)	250,000	284,755
Lee County Industrial Development Authority
Shell Point Obligated Group RB Series 2024A	5.25%	11/15/44 (b)	275,000	283,074
Shell Point Obligated Group RB Series 2024B-1	4.75%	11/15/29 (b)	600,000	603,574
Miami Beach Redevelopment Agency
Miami Beach Redev Agy City Center/Historic Convention Village Redevelopment & Revitalization Tax Allocation Series 2025	5.00%	02/01/43 (b)	250,000	263,817
Palm Beach County Health Facilities Authority
Baptist Health South Florida Foundation, Inc. RB Series 2019	3.00%	08/15/44 (b)	150,000	118,645
School Board of Miami-Dade County
Refunding COP Series 2016C	3.25%	02/01/33 (b)	265,000	265,009
Village Community Development District No. 15
Phase I Special Assessment Special Assessment Series 2023	5.00%	05/01/43 (b)	245,000	248,780
Phase I Special Assessment Special Assessment Series 2024	4.20%	05/01/39 (b)	250,000	248,807
Phase I Special Assessment Special Assessment Series 2024	4.80%	05/01/55 (b)	250,000	240,341
Village Community Development District No. 16
Special Assessment Series 2025	4.88%	05/01/45 (b)	250,000	250,207
				5,611,241
GEORGIA 1.2%
Brookhaven Development Authority
Children’s Healthcare of Atlanta Obligated Group RB Series 2019A	3.00%	07/01/46 (b)	300,000	240,129
Columbia County Hospital Authority
WellStar Health System Obligated Group RB Series 2023A	5.13%	04/01/53 (b)	250,000	258,193
Main Street Natural Gas, Inc.
RB Series 2023D	5.00%	05/01/54 (a)(b)	250,000	265,737
Metropolitan Atlanta Rapid Transit Authority
Refunding RB Series 2025B	5.00%	07/01/36	250,000	298,970
				1,063,029
IDAHO 0.7%
Idaho Housing & Finance Association
White Pine Charter School, Inc. RB Series 2023A	5.25%	05/01/38 (b)(d)	300,000	317,829
White Pine Charter School, Inc. RB Series 2023A	5.50%	05/01/43 (b)(d)	230,000	239,878
				557,707
ILLINOIS 6.3%
Chicago Board of Education
GO Bonds Series 2023A	5.50%	12/01/31	450,000	472,614
Chicago O’Hare International Airport
RB Series 2022A	5.25%	01/01/53 (b)	300,000	305,757
RB Series 2025A	5.00%	01/01/37 (b)	250,000	276,692

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Chicago Park District
Refunding GO Bonds Series 2023C	5.00%	01/01/38 (b)	200,000	215,583
Chicago Transit Authority Sales Tax Receipts Fund
Refunding RB Series 2020A	5.00%	12/01/55 (b)	250,000	252,079
City of Chicago
GO Bonds Series 2019A	5.50%	01/01/49 (b)	250,000	247,001
GO Bonds Series 2023A	5.50%	01/01/43 (b)	500,000	505,679
City of Chicago Waterworks Revenue
Refunding RB Series 2023B	5.00%	11/01/35 (b)	250,000	275,636
Illinois Finance Authority
Northwestern Memorial Healthcare Obligated Group Refunding RB Series 2021A	4.00%	07/15/35 (b)	235,000	242,082
State of Illinois Water Revolving Fund - Clean Water Program RB Series 2025A	5.00%	07/01/45 (b)	250,000	268,007
Illinois State Toll Highway Authority
RB Series 2025A	5.00%	01/01/46 (b)(c)	250,000	265,046
Metropolitan Pier & Exposition Authority
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2010	4.77%	06/15/43 (f)	405,000	186,057
State of Illinois McCormick Place Expansion Project Fund Refunding RB Series 2022A	4.20%	06/15/41 (b)(f)	500,000	256,331
State of Illinois
GO Bonds Series 2016	4.00%	06/01/35 (b)	250,000	250,389
GO Bonds Series 2022A	5.50%	03/01/47 (b)	320,000	336,515
GO Bonds Series 2023B	5.25%	05/01/39 (b)	250,000	270,243
GO Bonds Series 2024B	5.25%	05/01/49 (b)	200,000	207,490
GO Bonds Series 2025F	5.25%	09/01/46 (b)	250,000	261,721
University of Illinois Auxiliary Facilities System
Refunding RB Series 2024A	5.25%	04/01/44 (b)	250,000	269,142
				5,364,064
INDIANA 0.2%
City of Whiting
BP Products North America, Inc. RB Series 2008	4.20%	06/01/44 (a)(b)	150,000	157,788
KENTUCKY 0.8%
Kenton County School District Finance Corp.
RB Series 2021	2.00%	12/01/27 (d)	330,000	320,084
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2017A	3.25%	05/15/46 (b)	200,000	168,248
Northern Kentucky University
RB Series 2019A	3.00%	09/01/40 (b)(d)	240,000	205,494
				693,826
LOUISIANA 1.2%
Louisiana Housing Corp.
RB Series 2023C	5.75%	12/01/53 (b)	200,000	215,573
Louisiana Public Facilities Authority
Ochsner Clinic Foundation Obligated Group Refunding RB Series 2020A	3.00%	05/15/47 (b)	215,000	164,212
Louisiana Stadium & Exposition District
Refunding RB Series 2023A	5.00%	07/01/48 (b)	350,000	359,995

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2025B	5.00%	05/01/35	250,000	296,269
				1,036,049
MAINE 0.6%
Maine Health & Higher Educational Facilities Authority
MaineHealth Obligated Group RB Series 2023B	5.25%	07/01/48 (b)	250,000	265,223
Maine State Housing Authority
Refunding RB Series 2025D	4.85%	11/15/45 (b)	250,000	252,434
				517,657
MARYLAND 1.1%
Maryland Economic Development Corp.
Ports America Chesapeake LLC Refunding RB Series 2017A	5.00%	06/01/35 (b)	250,000	257,730
Maryland Health & Higher Educational Facilities Authority
Frederick Health, Inc. Obligated Group Refunding RB Series 2023	5.00%	07/01/39 (b)	350,000	372,059
Washington Suburban Sanitary Commission
RB Series 2013A	2.85%	06/01/27 (b)(d)(e)	320,000	320,000
				949,789
MASSACHUSETTS 2.3%
City of Quincy
GO Bonds Series 2021	2.00%	01/15/39 (b)	200,000	158,854
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2025A	5.00%	06/01/52 (b)	250,000	263,745
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2025B	5.25%	07/01/55 (b)	500,000	537,814
Massachusetts Development Finance Agency
Boston Medical Center Corp. Obligated Group Refunding RB Series 2023G	5.25%	07/01/52 (b)	285,000	286,771
Smith College Refunding RB Series 2025	4.00%	07/01/45 (b)	500,000	489,700
Suffolk University Refunding RB Series 2025	6.00%	07/01/50 (b)	250,000	267,872
				2,004,756
MICHIGAN 2.3%
Anchor Bay School District
GO Bonds Series 2025II	5.00%	11/01/44 (b)(d)	250,000	264,682
Lansing Board of Water & Light
Refunding RB Series 2024A	5.00%	07/01/49 (b)	250,000	263,260
Michigan Finance Authority
Detroit Public Lighting Authority Utility Users Tax Revenue Refunding RB Series 2025A	5.00%	07/01/43 (b)	500,000	537,528
Saginaw City School District
GO Bonds Series 2021	4.00%	05/01/50 (b)(d)	225,000	208,280
Southfield Public Schools
GO Bonds 2025	5.00%	05/01/36 (b)(d)	220,000	254,988
State of Michigan Trunk Line Revenue
RB Series 2023	5.50%	11/15/49 (b)	250,000	272,402
Waverly Community Schools
GO Bonds Series 2022I	3.00%	11/01/47 (b)(d)	200,000	154,081
				1,955,221

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MINNESOTA 2.0%
City of Minneapolis/St. Paul Housing & Redevelopment Authority
Children’s Health Care Obligated Group RB Series 2025	5.00%	08/15/31	250,000	280,573
Eden Prairie Independent School District No. 272
GO Bonds Series 2019B	3.00%	02/01/34 (b)(d)	330,000	326,508
Hopkins Independent School District No. 270
GO Bonds Series 2019A	3.00%	02/01/34 (b)(d)	285,000	280,974
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024A	4.00%	01/01/54 (b)	290,000	265,742
RB Series 2024B	5.00%	01/01/30	250,000	268,525
Wayzata Independent School District No. 284
GO Bonds Series 2019-A	2.25%	02/01/35 (b)(d)	300,000	266,784
				1,689,106
MISSISSIPPI 0.6%
Mississippi Business Finance Corp.
Chevron USA, Inc. RB Series 2011D	2.90%	11/01/35 (b)(d)(e)	515,000	515,000
MISSOURI 1.1%
City of St. Louis Airport Revenue
RB Series 2024A	5.25%	07/01/49 (b)	250,000	266,783
Health & Educational Facilities Authority of the State of Missouri
Lutheran Senior Services Obligated Group Refunding RB Series 2024A	5.25%	02/01/48 (b)	295,000	296,356
Kansas City Industrial Development Authority
City of Kansas City Airport Revenue RB Series 2020A	5.00%	03/01/32 (b)	345,000	368,053
				931,192
NEBRASKA 0.3%
Omaha Airport Authority
RB Series 2024	5.00%	12/15/33	250,000	281,992
NEVADA 0.6%
County of Clark Department of Aviation
Refunding RB Series 2021B	5.00%	07/01/27	235,000	242,366
Las Vegas Valley Water District
GO Bonds Series 2025A	4.00%	06/01/46 (b)	250,000	241,111
				483,477
NEW HAMPSHIRE 0.9%
New Hampshire Business Finance Authority
Novant Health Obligated Group RB Series 2025A	5.00%	06/01/55 (b)	250,000	252,557
Waste Management, Inc. Refunding RB Series 2018A	4.00%	10/01/33 (a)(b)	250,000	250,228
New Hampshire Health & Education Facilities Authority Act
Dartmouth Health Obligated Group Refunding RB Series 2025	5.50%	08/01/50 (b)	250,000	269,847
				772,632
NEW JERSEY 3.5%
New Jersey Economic Development Authority
RB Series 2017B	5.00%	06/15/30 (b)	240,000	255,881

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New Jersey Housing & Mortgage Finance Agency
RB Series 2025A	4.90%	11/01/50 (b)	250,000	253,319
RB Series 2025A	4.95%	11/01/55 (b)	250,000	252,625
New Jersey Transportation Trust Fund Authority
RB Series 2020AA	4.00%	06/15/50 (b)	180,000	165,863
RB Series 2023BB	5.00%	06/15/46 (b)	250,000	261,801
RB Series 2024CC	5.25%	06/15/50 (b)	250,000	265,059
RB Series 2025AA	5.00%	06/15/55 (b)	250,000	260,019
Refunding RB Series 2019A	5.00%	12/15/33 (b)	225,000	242,933
New Jersey Turnpike Authority
RB Series 2022B	4.50%	01/01/48 (b)	500,000	509,214
RB Series 2025B	5.00%	01/01/28	250,000	262,157
RB Series 2025B	5.00%	01/01/31	250,000	278,727
				3,007,598
NEW YORK 16.4%
Build NYC Resource Corp.
Success Academy Charter Schools, Inc. Obligated Group RB Series 2024	5.00%	09/01/39 (b)	250,000	265,204
City of New York
GO Bonds Series 2017B-4	2.85%	10/01/46 (b)(d)(e)	400,000	400,000
GO Bonds Series 2019B-1	3.00%	10/01/44 (b)	545,000	434,655
GO Bonds Series 2021A-1	4.00%	08/01/38 (b)	250,000	252,226
GO Bonds Series 2021F-1	4.00%	03/01/47 (b)	295,000	273,770
GO Bonds Series 2022D-1	5.50%	05/01/46 (b)	250,000	266,384
GO Bonds Series 2022D-3	2.85%	05/01/52 (b)(d)(e)	250,000	250,000
GO Bonds Series 2025A-1	5.25%	08/01/53 (b)	250,000	263,709
GO Bonds Series 2025D	5.25%	10/01/51 (b)	250,000	263,750
GO Bonds Series 2025G-1	5.00%	02/01/39 (b)	250,000	282,247
Long Island Power Authority
Refunding RB Series 2025A	5.25%	09/01/54 (b)	205,000	218,192
Metropolitan Transportation Authority
RB Series 2020C-1	4.75%	11/15/45 (b)	500,000	501,905
Refunding RB Series 2016C-2A	3.00%	11/15/38 (b)	200,000	167,849
Refunding RB Series 2025B	5.00%	11/15/31	250,000	279,794
Refunding RB Series 2025B	5.00%	11/15/42 (b)	250,000	269,433
New York City Municipal Water Finance Authority
New York City Water & Sewer System RB Series 2024CC-1	4.25%	06/15/54 (b)	250,000	241,215
New York City Water & Sewer System Refunding RB Series 2025CC	5.00%	06/15/46 (b)	250,000	264,543
Water & Sewer System RB Series 2024AA	5.00%	06/15/51 (b)	250,000	260,152
Water & Sewer System RB Series 2025AA-1	5.00%	06/15/55 (b)(c)	250,000	260,017
Water & Sewer System Refunding RB Series 2022B-B1	2.85%	06/15/44 (b)(d)(e)	320,000	320,000
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2025S-1	5.00%	07/15/34	250,000	293,794
RB Series 2025S-1	5.00%	07/15/35	250,000	295,712
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2019A-2	5.00%	05/01/39 (b)	280,000	295,934
RB Series 2022A-1	4.00%	08/01/48 (b)	500,000	467,243
RB Series 2022C-1	4.00%	02/01/39 (b)	250,000	253,639
Future Tax Secured Revenue RB Series 2025A	5.25%	05/01/52 (b)	250,000	265,283
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2023B	4.38%	05/01/53 (b)	250,000	243,978

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2024G-1	5.25%	05/01/51 (b)	500,000	527,171
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2025E	5.00%	11/01/37 (b)	250,000	282,683
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2025H	5.50%	11/01/51 (b)	250,000	271,422
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding RB Series 2025F-1	5.00%	11/01/37 (b)	250,000	284,250
New York State Dormitory Authority
New York Institute of Technology RB Series 2024	5.00%	07/01/43 (b)	500,000	518,901
Personal Income Tax Revenue Refunding RB Series 2025C	5.00%	03/15/35 (b)	500,000	588,887
Personal Income Tax Revenue Refunding RB Series 2025C	5.25%	03/15/50 (b)	250,000	266,959
Sales Tax Revenue Refunding RB Series 2025A	5.00%	03/15/47 (b)	250,000	263,957
State of New York Personal Income Tax Revenue Refunding RB Series 2017A	4.00%	02/15/36 (b)	500,000	502,006
State University of New York Dormitory Facilities Revenue RB Series 2025A	5.25%	07/01/55 (b)	250,000	268,907
New York State Thruway Authority
State of New York Personal Income Tax Revenue Refunding RB Series 2021A-1	4.00%	03/15/47 (b)	275,000	257,468
New York Transportation Development Corp.
JFK Millennium Partners LLC Refunding RB Series 2024A	5.50%	12/31/54 (b)	250,000	256,652
JFK NTO LLC RB Series 2023	5.50%	06/30/39 (b)	250,000	266,948
JFK NTO LLC RB Series 2024	5.25%	06/30/49 (b)	250,000	251,453
JFK NTO LLC RB Series 2025	6.00%	06/30/50 (b)	250,000	268,174
Port Authority of New York & New Jersey
Refunding RB Series 2025-250	5.25%	10/15/51 (b)	250,000	271,672
Triborough Bridge & Tunnel Authority
Refunding RB Series 2001C	2.85%	01/01/32 (b)(d)(e)	215,000	215,000
Metropolitan Transportation Authority Payroll Mobility Tax Revenue RB Series 2022D-2	5.50%	05/15/52 (b)	230,000	244,958
Metropolitan Transportation Authority Payroll Mobility Tax Revenue Refunding RB Series 2024C	5.00%	11/15/38 (b)	325,000	369,894
				14,027,990
NORTH CAROLINA 1.8%
City of Sanford Utility Systems Revenue
RB Series 2024	4.00%	06/01/49 (b)	250,000	242,009
Greater Asheville Regional Airport Authority
RB Series 2022A	5.50%	07/01/52 (b)	250,000	260,925
North Carolina Housing Finance Agency
RB Series 2025-59	4.55%	07/01/45 (b)	250,000	249,549
North Carolina Medical Care Commission
Carolina Meadows, Inc. Obligated Group RB Series 2024	5.25%	12/01/49 (b)	500,000	508,394
United Methodist Retirement Homes, Inc. Obligated Group RB Series 2024A	5.00%	10/01/49 (b)	310,000	310,108
				1,570,985
OHIO 1.2%
City of Columbus
GO Bonds Series 2017A	3.15%	04/01/35 (b)	250,000	247,538
Columbus Regional Airport Authority
Refunding RB Series 2025A	5.50%	01/01/50 (b)	250,000	265,794
County of Hamilton
UC Health Obligated Group Refunding RB Series 2025A	5.50%	08/01/45 (b)	250,000	261,152

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
University of Cincinnati
RB Series 2024A	5.25%	06/01/54 (b)	250,000	263,441
				1,037,925
OKLAHOMA 1.4%
Oklahoma Development Finance Authority
OU Medicine Obligated Group RB Series 2018B	5.50%	08/15/57 (b)	500,000	501,084
Oklahoma Municipal Power Authority
Refunding RB Series 2025A	5.25%	01/01/51 (b)	250,000	267,373
Oklahoma Water Resources Board
RB Series 2021C	3.00%	10/01/36 (b)	195,000	186,838
University of Oklahoma
Refunding RB Series 2024A	4.13%	07/01/54 (b)	250,000	234,271
				1,189,566
OREGON 1.1%
Astoria Hospital Facilities Authority
Columbia Lutheran Charities Obligated Group RB Series 2024	5.25%	08/01/54 (b)	50,000	50,462
Lane County School District No. 40 Creswell
GO Bonds Series 2023	5.18%	06/15/43 (b)(d)(f)	900,000	381,502
Oregon State Lottery
Refunding RB Series 2025A	5.00%	04/01/26	250,000	251,972
Port of Portland Airport Revenue
RB Series 2020-27A	4.00%	07/01/39 (b)	250,000	249,298
				933,234
PENNSYLVANIA 4.3%
Allegheny County Sanitary Authority
Refunding RB Series 2025	4.25%	12/01/44 (b)	250,000	250,054
Refunding RB Series 2025	5.00%	12/01/50 (b)	250,000	263,344
City of Philadelphia Water & Wastewater Revenue
RB Series 2020A	5.00%	11/01/50 (b)	250,000	258,053
Commonwealth Financing Authority
RB Series 2018	5.00%	06/01/35 (b)	500,000	521,413
Commonwealth of Pennsylvania
GO Bonds Series 2024-1st	5.00%	08/15/27	305,000	317,568
Pennsylvania Economic Development Financing Authority
Republic Services, Inc. Refunding RB Series 2019A	3.45%	04/01/34 (a)(b)	250,000	250,021
Waste Management, Inc. RB Series 2021A	4.00%	06/01/41 (a)(b)	250,000	250,245
Pennsylvania Housing Finance Agency
RB Series 2025-151A	4.90%	10/01/50 (b)(c)	250,000	250,559
Refunding RB Series 2025-150A	4.15%	04/01/36 (b)	150,000	154,180
Refunding RB Series 2025-150A	4.25%	10/01/36 (b)	100,000	103,119
Pennsylvania Turnpike Commission
Refunding RB Series 2022B	5.00%	12/01/47 (b)	500,000	528,552
Refunding RB Series 2025-1st	5.00%	06/01/28	250,000	263,931
Refunding RB Series 2025-2nd	5.00%	12/01/43 (b)	210,000	229,335
				3,640,374

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
PUERTO RICO 0.6%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
RB Series 2018A-1	4.75%	07/01/53 (b)	250,000	238,000
RB Series 2018A-1	5.00%	07/01/58 (b)	250,000	243,742
				481,742
RHODE ISLAND 0.2%
Rhode Island Health & Educational Building Corp.
Lifespan Corp. Obligated Group RB Series 2024	5.00%	05/15/40 (b)	200,000	213,090
SOUTH CAROLINA 1.5%
South Carolina Ports Authority
RB Series 2018	4.00%	07/01/55 (b)	260,000	226,968
South Carolina Public Service Authority
RB Series 2022E	5.75%	12/01/47 (b)	500,000	542,652
RB Series 2024A	5.00%	12/01/30	250,000	276,101
Refunding RB Series 2016B	5.00%	12/01/56 (b)	250,000	250,872
				1,296,593
TENNESSEE 2.4%
Chattanooga Health Educational & Housing Facility Board
CDFI Phase I LLC Refunding RB Series 2015	5.00%	10/01/29 (b)	500,000	500,201
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Belmont University RB Series 2023	5.25%	05/01/53 (b)	250,000	258,939
Metropolitan Government Nashville & Davidson County Industrial Development Board
Waste Management, Inc. of Tennessee RB Series 2001	3.87%	08/01/31 (a)(b)	250,000	250,059
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021A	4.00%	07/01/46 (b)	250,000	239,850
Refunding RB Series 2025	5.25%	07/01/55 (b)	250,000	268,387
Metropolitan Nashville Airport Authority
RB Series 2022B	5.25%	07/01/47 (b)	250,000	259,783
Tennessee Housing Development Agency
RB Series 2023-3A	6.25%	01/01/54 (b)	225,000	242,993
				2,020,212
TEXAS 12.4%
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/54 (b)(d)	200,000	184,434
Arlington Higher Education Finance Corp.
Harmony Public Schools RB Series 2024	4.00%	02/15/44 (b)	500,000	477,713
Board of Regents of the University of Texas System
RB Series 2024B	4.00%	08/15/54 (b)	250,000	231,125
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (b)(d)	250,000	233,389
City of Austin
Refunding GO Bonds Series 2025	5.00%	09/01/37 (b)	325,000	375,816
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	4.25%	07/15/54 (b)	400,000	388,414
City of Dallas
Special Tax Series 2023	6.25%	08/15/53 (a)(b)	245,000	245,149

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Garland Electric Utility System Revenue
RB Series 2023	4.25%	03/01/48 (b)	250,000	240,087
City of Houston
GO Bonds Series 2024A	4.13%	03/01/51 (b)	250,000	235,017
City of Houston Airport System Revenue
Refunding RB Series 2023A	5.00%	07/01/31	275,000	301,741
City of San Antonio
GO Bonds Series 2023	4.00%	02/01/43 (b)	250,000	247,574
City of San Antonio Electric & Gas Systems Revenue
RB Series 2023B	4.00%	02/01/43 (b)	250,000	243,355
RB Series 2024C	5.00%	02/01/54 (b)	250,000	258,889
City of Terrell
GO Bonds Series 2023C	4.50%	08/15/53 (b)	500,000	504,035
Clifton Higher Education Finance Corp.
International Leadership of Texas, Inc. Refunding RB Series 2025A	5.00%	02/15/30 (d)	250,000	270,411
Community Independent School District
Refunding GO Bonds Series 2024	5.00%	02/15/40 (b)(d)	170,000	187,163
County of Harris Toll Road Revenue
RB Series 2024A	4.00%	08/15/49 (b)	400,000	372,383
Denton County Municipal Utility District No. 6
GO Bonds Series 2021	2.50%	09/01/39 (b)	150,000	120,073
El Paso County Hospital District
Refunding GO Bonds Series 2017	5.00%	08/15/33 (b)	165,000	168,383
Refunding GO Bonds Series 2017	5.00%	08/15/35 (b)	200,000	203,608
Garland Independent School District
GO Bonds Series 2023A	5.00%	02/15/48 (b)(d)	250,000	261,514
Gonzales Independent School District
GO Bonds Series 2024	5.00%	08/01/44 (b)(d)	250,000	265,632
Harris County Cultural Education Facilities Finance Corp.
Texas Children’s Hospital Obligated Group Refunding RB Series 2021C	2.85%	10/01/41 (b)(d)(e)	510,000	510,000
Harris County Hospital District
GO Bonds Series 2025	5.25%	02/15/50 (b)	250,000	267,309
Refunding RB Series 2016	3.25%	02/15/42 (b)	195,000	164,886
Martin County Hospital District
Refunding GO Bonds Series 2021	4.00%	04/01/36 (b)	280,000	284,607
Midland County Hospital District
RB Series 2024A	4.00%	05/15/44 (b)	250,000	236,618
New Hope Cultural Education Facilities Finance Corp.
Beta Foundation RB Series 2019	5.00%	08/15/49 (b)	500,000	453,041
Newark Higher Education Finance Corp.
Hughen Center, Inc. RB Series 2024A	4.13%	08/15/49 (b)(d)	250,000	236,710
Orenda Education RB Series 2023A	4.25%	08/15/58 (b)(d)	200,000	190,182
North East Texas Regional Mobility Authority
Refunding RB Series 2025B	5.25%	01/01/46 (b)	250,000	263,482
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025A	5.00%	07/01/52 (b)(d)	250,000	266,261
Prosper Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (b)(d)	250,000	230,149
GO Bonds Series 2024	4.25%	02/15/54 (b)(d)	250,000	242,039
Texas Municipal Gas Acquisition & Supply Corp. III
Refunding RB Series 2021	5.00%	12/15/28	275,000	287,811

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners LLC RB Series 2023	5.50%	12/31/58 (b)	165,000	172,101
Texas Water Development Board
State Revolving Fund RB Series 2025	5.00%	10/15/44 (b)	250,000	270,921
State Revolving Fund RB Series 2025	4.75%	10/15/55 (b)	250,000	254,941
University of Houston
RB Series 2024A	4.00%	02/15/49 (b)	250,000	228,935
				10,575,898
UTAH 1.8%
City of Salt Lake City Airport Revenue
RB Series 2021A	5.00%	07/01/46 (b)	265,000	270,432
RB Series 2023A	5.00%	07/01/28	425,000	446,513
RB Series 2023A	5.25%	07/01/40 (b)	250,000	271,335
Duchesne County School District
RB Series 2025	5.00%	06/01/29	300,000	321,023
Utah Housing Corp.
Daybreak I Holdings LP RB Series 2025	2.95%	04/01/46 (a)(b)	250,000	248,565
				1,557,868
VIRGINIA 0.6%
Fairfax County Industrial Development Authority
Inova Health System Obligated Group RB Series 2024	4.13%	05/15/54 (b)	300,000	277,554
Virginia Housing Development Authority
RB Series 2024F-3	5.05%	07/01/55 (b)	250,000	254,085
				531,639
WASHINGTON 2.8%
City of Pasco Water & Sewer Revenue
Refunding RB Series 2023A	5.00%	12/01/43 (b)	250,000	267,644
Port of Seattle
RB Series 2018A	5.00%	05/01/28 (b)	165,000	169,553
RB Series 2025B	5.00%	10/01/32	250,000	279,204
Port of Vancouver
GO Bonds Series 2022A	5.00%	12/01/33 (b)	500,000	546,587
Skagit County Public Hospital District No. 1
RB Series 2024	5.50%	12/01/42 (b)	300,000	315,370
State of Washington
GO Bonds Series 2023B	5.00%	02/01/47 (b)	250,000	263,119
GO Bonds Series 2024C	5.00%	02/01/34	445,000	518,817
				2,360,294
WEST VIRGINIA 0.3%
West Virginia Hospital Finance Authority
Vandalia Health, Inc. Obligated Group RB Series 2023B	6.00%	09/01/53 (b)	250,000	271,750
WISCONSIN 1.1%
State of Wisconsin
GO Bonds Series 2025-3	5.00%	05/01/37 (b)	325,000	378,885

Schwab Opportunistic Municipal Bond Fund
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Authority
Ascension Health Credit Group Refunding RB Series 2016A	4.00%	11/15/46 (b)	125,000	115,651
Hudson Senior Housing, Inc. RB Series 2014	5.25%	12/01/49 (b)	500,000	445,307
				939,843
Total Municipal Securities (Cost $84,935,603)				85,796,639
Total Investments in Securities (Cost $84,935,603)				85,796,639

(a)	Bond currently pays a fixed coupon rate and will be remarketed at a to be determined rate at the end of the current fixed rate term.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(d)	Credit-enhanced or liquidity-enhanced.
(e)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.

CDFI —	Community Development Financial Institution
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2025 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$85,796,639	$—	$85,796,639
Total	$—	$85,796,639	$—	$85,796,639

[1]	As categorized in the Portfolio Holdings.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab Municipal Bond Funds
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2025, are disclosed in each fund’s Portfolio Holdings.
REG89446NOV25